UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 12/31/2012

Item 1 – Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC

Annual Report, December 31, 2012

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•	For the 12 months ended December 31, 2012, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 18.04% while the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM (the “Benchmark Index”) returned 17.89%.

Describe the market environment.

•	Following a tumultuous 2011, equity markets began the new year with a strong rally amid lower volatility. The debt situation in Europe had stabilized and global liquidity conditions improved as the European Central Bank (“ECB”) implemented its long-term refinancing operations. Positive economic indicators out of the United States brightened the outlook for the world economy and equities moved higher through the first two months of 2012.

•	A flare-up in the European debt crisis halted the rally in the spring. Political instability in Greece caused anxiety about whether the country would continue its membership in the eurozone. Spain faced severe deficit and policymaking issues and a liquidity crisis in the nation’s banks. Alongside the drama in Europe, investors became discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, was of particular concern. Many European countries fell into recession. In the United States, disappointing jobs reports signaled that the recovery was losing steam. US equities gave back half of their year-to-date gains by the end of May.

•	As the global economic picture dimmed, investors grew increasingly optimistic that the world’s central banks would intervene to stimulate growth. Meanwhile, European leaders took meaningful steps toward fiscal integration in the euro currency bloc. These positive themes drove a powerful equity rebound in June. In July, ECB president Mario Draghi boosted investor confidence by stating that the ECB was committed to do “whatever it takes” to hold the eurozone together. This assurance along with growing hopes for additional central bank stimulus overshadowed concerns about the dreary economic landscape and US stocks continued their advance through the third quarter. In September, the ECB announced its decision to backstop eurozone governments with unlimited purchases of short-term sovereign debt. Days later, the US Federal Reserve announced an aggressive stimulus program involving purchases of agency mortgage-backed securities.

•	Concerns about the world economy resurfaced in the fall amid political uncertainty in key nations. Global trade slowed as Europe’s recession deepened, US growth remained lackluster and growth continued to decelerate in China, where a once-in-a-decade leadership change compounded uncertainty. In the United States, automatic tax increases and spending cuts set to take effect at the beginning of 2013, known as the “fiscal cliff,” threatened to push the nation into recession unless politicians could agree upon alternate measures to reduce the

1

deficit before the end of 2012. Worries that political gridlock would preclude a budget deal prior to the deadline drove high levels of volatility in equity markets around the world in the months leading up to the last day of the year. Ultimately, the United States averted the fiscal cliff with a last-minute tax deal, spurring relief rallies in stock markets globally. However, relief from US fiscal worries was only partial as decisions relating to spending cuts and the national debt ceiling remained pending as financial markets closed for the year. Despite a downtrodden economic environment and a suspenseful lead-up to the US fiscal cliff deadline, US stock prices moved higher through the final months of 2012 as investors took on more risk to achieve meaningful returns in the low interest rate environment.

Describe recent portfolio activity.

•	During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the Benchmark Index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Series Portfolio Information	Master Extended Market Index Series

As of December 31, 2012

Percent of Long-Term Investments

Sector Allocation
Financials	23%
Industrials	16
Technology	15
Consumer Services	11
Health Care	10
Consumer Goods	9
Oil & Gas	7
Basic Materials	6
Utilities	2
Telecommunications	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

3

Schedule of Investments December 31, 2012	Master Extended Market Index Series (Percentages shown are based on Net Asses)

	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Aerospace & Defense — 1.4%
AAR Corp.	5,294	$98,892
Aerosonic Corp. (a)	200	742
AeroVironment, Inc. (a)	2,606	56,654
Alliant Techsystems, Inc.	4,261	264,012
Arotech Corp. (a)	4,742	4,884
Astronics Corp. (a)	1,638	37,468
Astrotech Corp. (a)	3,505	3,119
Aviation General, Inc. (a)	1,200	—
BE Aerospace, Inc. (a)	13,896	686,462
CPI Aerostructures, Inc. (a)	1,392	13,934
Cubic Corp.	2,145	102,896
Curtiss-Wright Corp.	6,209	203,842
Ducommun, Inc. (a)	1,365	22,072
Esterline Technologies Corp. (a)	4,105	261,119
Exelis, Inc.	24,876	280,353
GenCorp, Inc. (a)	8,426	77,098
Heico Corp., Class A	6,056	193,671
Hexcel Corp. (a)	13,305	358,703
Huntington Ingalls Industries, Inc.	6,621	286,954
Innovative Solutions & Support, Inc.	2,908	10,004
Kratos Defense & Security Solutions, Inc. (a)	7,241	36,422
LMI Aerospace, Inc. (a)	1,409	27,250
Mantech International Corp., Class A	2,948	76,471
Moog, Inc., Class A (a)	5,964	244,703
Orbital Sciences Corp. (a)	7,828	107,792
RBC Bearings, Inc. (a)	2,999	150,160
Smith & Wesson Holding Corp. (a)	8,878	74,930
Spirit AeroSystems Holdings, Inc., Class A (a)	14,881	252,531
Sturm Ruger & Co., Inc. (b)	2,583	117,268
Taser International, Inc. (a)	7,804	69,768
Teledyne Technologies, Inc. (a)	4,902	318,973
TransDigm Group, Inc.	6,003	818,569
Triumph Group, Inc.	6,701	437,575
VSE Corp.	720	17,647
		5,712,938
_____________________________________________________________________________________________________________________________________________________________________________
Alternative Energy — 0.1%
Amyris, Inc. (a)(b)	3,980	12,418
Ascent Solar Technologies, Inc. (a)	4,569	2,833
BioFuel Energy Corp. (a)	568	2,090
DayStar Technologies, Inc. (a)	334	508
FuelCell Energy, Inc. (a)	21,060	19,312
Green Plains Renewable Energy, Inc. (a)	3,197	25,288
GreenHunter Energy, Inc. (a)(b)	3,123	5,059
GT Advanced Technologies, Inc. (a)	15,952	48,175
KiOR, Inc., Class A (a)(b)	1,375	8,814
Ocean Power Technologies, Inc. (a)	1,816	3,922
Pacific Ethanol, Inc. (a)(b)	4,744	1,499
Plug Power, Inc. (a)(b)	5,885	2,942
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Alternative Energy (concluded)
Rex American Resources Corp. (a)	909	$17,535
Solazyme, Inc. (a)	5,255	41,304
STR Holdings, Inc. (a)	5,665	14,276
SunPower Corp. (a)	4,306	24,200
Verenium Corp. (a)	2,654	5,759
		235,934
_____________________________________________________________________________________________________________________________________________________________________________
Automobiles & Parts — 2.1%
Allison Transmission Holdings, Inc.	4,102	83,763
American Axle & Manufacturing Holdings, Inc. (a)	9,197	103,006
Cooper Tire & Rubber Co.	8,276	209,879
Dana Holding Corp.	19,601	305,972
Dorman Products, Inc. (a)	3,626	128,143
Exide Technologies (a)	10,415	35,619
Federal-Mogul Corp., Class A (a)	2,419	19,400
Fuel Systems Solutions, Inc. (a)	1,979	29,091
General Motors Co. (a)	101,223	2,918,259
Gentex Corp.	18,852	354,795
Gentherm, Inc. (a)	4,113	54,703
Lear Corp.	12,746	597,023
LKQ Corp. (a)	39,474	832,901
LoJack Corp. (a)	3,917	10,928
Modine Manufacturing Co. (a)	6,139	49,910
Motorcar Parts of America, Inc. (a)	1,814	11,918
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,934	1,998
Shiloh Industries, Inc.	848	8,734
Standard Motor Products, Inc.	2,650	58,883
Stoneridge, Inc. (a)	4,021	20,588
Strattec Security Corp.	500	12,905
Superior Industries International, Inc.	3,069	62,608
Tenneco, Inc. (a)	8,101	284,426
Tesla Motors, Inc. (a)(b)	9,495	321,596
Titan International, Inc.	5,777	125,476
TRW Automotive Holdings Corp. (a)	13,378	717,195
U.S. Auto Parts Network, Inc. (a)	3,164	5,790
Visteon Corp. (a)	6,992	376,310
WABCO Holdings, Inc. (a)	8,408	548,118
		8,289,937
_____________________________________________________________________________________________________________________________________________________________________________
Banks — 4.9%
1st Source Corp.	774	17,098
1st United Bancorp, Inc. (a)	4,861	30,381
Ameriana Bancorp	200	1,600
American National BankShares, Inc.	1,196	24,147
Ameris Bancorp (a)	3,662	45,738
Ames National Corp.	1,350	29,565
Arrow Financial Corp.	1,759	43,887
Associated Banc-Corp.	22,503	295,239
Astoria Financial Corp.	10,796	101,051
Bancfirst Corp.	770	32,617
Bancorp of New Jersey, Inc.	1,300	18,200

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

4

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Banks (continued)
The Bancorp, Inc. (a)	4,490	$49,255
BancorpSouth, Inc.	10,747	156,261
BancTrust Financial Group, Inc. (a)	3,128	8,696
Bank Mutual Corp.	6,240	26,832
Bank of Hawaii Corp.	6,015	264,961
Bank of Kentucky Financial Corp.	1,025	25,348
Bank of Marin Bancorp	803	30,080
Bank of the Ozarks, Inc. (c)	3,892	130,265
BankFinancial Corp.	2,716	20,153
BankUnited, Inc.	6,249	152,726
Banner Corp.	2,389	73,414
Bar Harbor Bankshares	824	27,728
BCB Bancorp, Inc.	2,031	18,970
Beneficial Mutual Bancorp, Inc. (a)	4,923	46,769
Berkshire Bancorp, Inc. (a)	1,075	8,815
Berkshire Hills Bancorp, Inc.	3,009	71,795
BofI Holding, Inc. (a)	1,663	46,348
BOK Financial Corp.	3,392	184,728
Boston Private Financial Holdings, Inc.	10,579	95,317
Bridge Bancorp, Inc.	1,260	25,628
Bridge Capital Holdings (a)	1,616	25,145
Brookline Bancorp, Inc.	9,649	82,017
Bryn Mawr Bank Corp.	1,719	38,282
California First National Bancorp	611	9,134
Camco Financial Corp. (a)	894	1,824
Camden National Corp.	1,086	36,891
Cape Bancorp, Inc. (a)	2,315	20,117
Capital City Bank Group, Inc. (a)	1,563	17,771
CapitalSource, Inc.	28,343	214,840
Capitol Federal Financial, Inc.	19,032	222,484
Cardinal Financial Corp.	4,083	66,430
Cascade Bancorp (a)	1,327	8,307
Cathay General Bancorp	9,725	189,637
Center Bancorp, Inc.	2,206	25,545
Centerstate Banks, Inc.	4,087	34,862
Central Pacific Financial Corp. (a)	3,791	59,102
Century Bancorp, Inc., Class A	731	24,086
CFS Bancorp, Inc.	2,109	13,160
Chemical Financial Corp.	3,564	84,681
Chicopee Bancorp, Inc. (a)	1,749	27,792
Citizens & Northern Corp.	1,826	34,511
Citizens Republic Bancorp, Inc. (a)	5,463	103,633
City Holding Co.	1,990	69,352
City National Corp.	6,237	308,856
Clifton Savings Bancorp, Inc.	1,775	20,004
CNB Financial Corp.	1,892	30,991
CoBiz Financial, Inc.	5,017	37,477
Colony Bankcorp, Inc. (a)	750	2,738
Columbia Banking System, Inc.	5,221	93,665
Commerce Bancshares, Inc.	10,259	359,663
Community Bank System, Inc.	5,167	141,369
Community Trust Bancorp, Inc.	1,971	64,609
Cullen/Frost Bankers, Inc.	8,056	437,199
CVB Financial Corp.	11,630	120,952
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Banks (continued)
Dime Community Bancshares, Inc.	4,220	$58,616
Doral Financial Corp. (a)	17,589	12,736
Eagle Bancorp, Inc. (a)	2,601	51,942
East-West Bancorp, Inc.	18,878	405,688
Eastern Virginia Bankshares, Inc. (a)	2,156	11,427
Enterprise Bancorp, Inc.	1,140	18,833
Enterprise Financial Services Corp.	2,422	31,656
ESB Financial Corp.	1,979	27,449
ESSA Bancorp, Inc.	2,145	23,359
Farmers Capital Bank Corp. (a)	1,302	15,950
Fidelity Southern Corp. (a)	1,606	15,337
Financial Institutions, Inc.	1,802	33,571
First Bancorp, Inc.	1,404	23,124
First Bancorp, North Carolina	2,188	28,050
First Bancorp, Puerto Rico (a)	9,148	41,898
First Busey Corp.	10,122	47,067
First California Financial Group, Inc. (a)	3,647	28,155
First Citizens Banc Corp.	1,258	6,856
First Citizens BancShares, Inc., Class A	658	107,583
First Commonwealth Financial Corp.	14,043	95,773
First Community Bancshares, Inc.	2,285	36,491
First Connecticut Bancorp, Inc.	2,958	40,673
First Defiance Financial Corp.	1,557	29,879
First Federal Bancshares of Arkansas, Inc. (a)	764	7,449
First Financial Bancorp	7,832	114,504
First Financial Bankshares, Inc.	3,928	153,231
First Financial Corp.	1,477	44,664
First Financial Holdings, Inc.	2,566	33,563
First Financial Northwest, Inc. (a)	2,613	19,728
First Financial Service Corp. (a)	358	705
First Interstate Bancsystem, Inc.	2,429	37,479
First M&F Corp.	1,759	12,260
First Merchants Corp.	4,018	59,627
First Midwest Bancorp, Inc.	9,957	124,662
First Niagara Financial Group, Inc.	46,961	372,401
The First of Long Island Corp.	1,298	36,759
First Pactrust Bancorp, Inc.	1,762	21,620
First Republic Bank	9,105	298,462
First Security Group, Inc. (a)	108	241
First South Bancorp, Inc. (a)	1,978	9,494
First United Corp. (a)	1,435	10,289
FirstMerit Corp.	14,187	201,314
Flagstar Bancorp, Inc. (a)	2,769	53,719
Flushing Financial Corp.	4,169	63,952
FNB Corp.	18,312	194,473
FNB United Corp. (a)	1,425	16,530
Fox Chase Bancorp., Inc.	1,899	31,618
Franklin Financial Corp. (a)	2,309	38,283
Fulton Financial Corp.	25,986	249,725
German American Bancorp, Inc.	1,772	38,488

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

5

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Banks (continued)
Glacier Bancorp, Inc.	9,562	$140,657
Great Southern Bancorp, Inc.	1,286	32,729
Guaranty Bancorp (a)	15,184	29,609
Hampton Roads Bankshares, Inc. (a)	3,404	4,051
Hancock Holding Co.	10,987	348,727
Hanmi Financial Corp. (a)	4,278	58,138
Hawthorn Bancshares, Inc.	1,149	9,043
Heartland Financial USA, Inc.	2,008	52,509
Heritage Commerce Corp. (a)	3,604	25,156
Heritage Financial Corp.	2,255	33,126
HMN Financial, Inc. (a)	1,094	3,807
Home Bancorp, Inc. (a)	1,539	28,087
Home Bancshares, Inc.	3,108	102,626
Home Federal Bancorp, Inc.	2,462	30,603
HomeTrust Bancshares, Inc. (a)	3,179	42,948
Horizon Bancorp	1,182	23,226
Hudson Valley Holding Corp.	2,243	34,924
IBERIABANK Corp.	3,823	187,786
Independent Bank Corp.	2,878	83,318
Independent Bank Corp./MI (a)	1,901	6,654
International Bancshares Corp.	7,067	127,559
Intervest Bancshares Corp. (a)	3,247	12,631
Investors Bancorp, Inc. (a)	6,527	116,050
Kearny Financial Corp.	2,474	24,122
Lakeland Bancorp, Inc.	3,513	35,762
Lakeland Financial Corp.	2,160	55,814
Macatawa Bank Corp. (a)	4,611	13,326
MainSource Financial Group, Inc.	2,922	37,022
MB Financial, Inc.	7,253	143,247
Mercantile Bank Corp. (a)	1,247	20,576
Merchants Bancshares, Inc.	842	22,540
Metro Bancorp, Inc. (a)	2,216	29,296
Midsouth Bancorp, Inc.	1,426	23,315
MidwestOne Financial Group, Inc.	1,321	27,094
MutualFirst Financial, Inc.	1,313	15,283
NASB Financial, Inc. (a)	717	15,322
National Bankshares, Inc.	1,112	36,018
National Penn Bancshares, Inc.	15,810	147,349
NBT Bancorp, Inc.	4,425	89,695
New York Community Bancorp, Inc.	58,245	763,009
Newbridge Bancorp (a)	3,062	14,177
North Valley Bancorp (a)	1,108	15,723
Northfield Bancorp, Inc.	2,328	35,502
Northrim BanCorp, Inc.	1,133	25,662
Northwest Bancshares, Inc.	12,784	155,198
Norwood Financial Corp.	689	20,456
OceanFirst Financial Corp.	2,490	34,238
Ohio Valley Banc Corp.	934	17,559
Old National Bancorp	13,323	158,144
Old Second Bancorp, Inc. (a)	5,047	6,157
OmniAmerican Bancorp, Inc. (a)	1,924	44,502
Oriental Financial Group, Inc.	5,492	73,318
Oritani Financial Corp.	5,471	83,816
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Banks (continued)
Orrstown Financial Service, Inc. (a)	1,278	$12,537
Pacific Continental Corp.	2,847	27,701
PacWest Bancorp	4,243	105,142
Park National Corp.	1,676	108,320
Park Sterling Corp. (a)	8,857	46,322
Peapack-Gladstone Financial Corp.	1,408	19,825
Penns Woods Bancorp, Inc.	801	29,965
Peoples Bancorp of North Carolina, Inc.	1,383	12,807
Peoples Bancorp, Inc.	1,402	28,643
Peoples Financial Corp.	1,245	11,367
Pinnacle Financial Partners, Inc. (a)	4,498	84,742
Popular, Inc. (a)	13,464	279,917
Porter Bancorp, Inc. (a)	1,044	762
Preferred Bank (a)	1,827	25,943
Premierwest Bancorp (a)	2,866	4,614
PrivateBancorp, Inc.	7,927	121,442
Prosperity Bancshares, Inc.	5,672	238,224
Provident Financial Holdings, Inc.	1,754	30,695
Provident Financial Services, Inc.	7,279	108,603
Provident New York Bancorp	5,455	50,786
Pulaski Financial Corp.	2,347	21,006
PVF Capital Corp. (a)	5,525	12,100
Renasant Corp.	3,407	65,210
Republic Bancorp, Inc., Class A	1,556	32,878
Republic First Bancorp, Inc. (a)	4,534	9,385
Riverview Bancorp, Inc. (a)	7,170	12,117
Rockville Financial, Inc.	4,069	52,490
Roma Financial Corp.	1,497	22,635
Royal Bancshares of Pennsylvania, Class A (a)	1,265	1,505
S&T Bancorp, Inc.	3,804	68,738
Sandy Spring Bancorp, Inc.	3,398	65,989
SCBT Financial Corp.	2,359	94,785
Seacoast Banking Corp. of Florida (a)	11,405	18,362
Shore Bancshares, Inc.	1,363	7,333
Sierra Bancorp	1,748	19,980
Signature Bank (a)(b)	6,318	450,726
Simmons First National Corp., Class A	2,082	52,800
Southside Bancshares, Inc.	2,348	49,449
Southwest Bancorp, Inc. (a)	2,692	30,150
State Bank Financial Corp.	4,614	73,270
StellarOne Corp.	3,273	46,280
Sterling Bancorp	4,510	41,086
Sterling Financial Corp.	3,856	80,513
Suffolk Bancorp (a)	1,613	21,130
Summit Financial Group, Inc. (a)	785	3,878
Sun Bancorp, Inc. (a)	6,375	22,568
Susquehanna Bancshares, Inc.	24,512	256,886
SVB Financial Group (a)	5,887	329,495
SY Bancorp, Inc.	1,899	42,576

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

6

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Banks (concluded)
Synovus Financial Corp.	95,686	$234,431
Taylor Capital Group, Inc. (a)	2,118	38,230
TCF Financial Corp.	21,404	260,059
Territorial Bancorp., Inc.	1,729	39,508
Texas Capital Bancshares, Inc. (a)	5,361	240,280
TFS Financial Corp. (a)	11,099	106,772
Tompkins Trustco, Inc.	1,492	59,143
Towne Bank	4,174	64,655
Trico Bancshares	1,982	33,199
TrustCo Bank Corp. NY	12,856	67,880
Trustmark Corp.	8,199	184,150
UMB Financial Corp.	4,188	183,602
Umpqua Holdings Corp.	14,664	172,889
Union First Market Bankshares Corp.	2,830	44,629
United Bancorp, Inc.	1,417	9,040
United Bankshares, Inc.	6,144	149,422
United Community Banks, Inc. (a)	6,288	59,233
United Community Financial Corp. (a)	4,444	12,843
United Financial Bancorp, Inc.	2,280	35,842
United Security Bancshares (a)	3,530	9,107
Univest Corp. of Pennsylvania	2,482	42,442
Valley National Bancorp	25,864	240,535
ViewPoint Financial Group	5,140	107,632
Virginia Commerce Bancorp (a)	3,954	35,388
Washington Banking Co.	2,564	34,922
Washington Federal, Inc.	13,893	234,375
Washington Trust Bancorp, Inc.	2,042	53,725
Waterstone Financial, Inc. (a)	2,121	16,544
Webster Financial Corp.	10,065	206,836
WesBanco, Inc.	3,289	73,082
West Bancorp., Inc.	2,563	27,629
West Coast Bancorp (a)	2,464	54,578
Westamerica Bancorp	3,564	151,791
Western Alliance Bancorp (a)	9,774	102,920
Westfield Financial, Inc.	4,229	30,576
Wilshire Bancorp, Inc. (a)	8,893	52,202
Wintrust Financial Corp.	4,810	176,527
WSFS Financial Corp.	1,149	48,545
Yardkin Valley Financial Corp. (a)	3,178	9,343
		19,343,480
_____________________________________________________________________________________________________________________________________________________________________________
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)(b)	1,079	145,072
Central European Distribution Corp. (a)(b)	7,333	15,913
Coca-Cola Bottling Co. Consolidated	656	43,624
Craft Brew Alliance, Inc. (a)	1,511	9,791
Jamba, Inc. (a)	10,566	23,668
National Beverage Corp. (a)	1,709	24,934
Primo Water Corp. (a)	3,948	4,698
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Beverages (concluded)
Willamette Valley Vineyards, Inc. (a)	971	$3,583
		271,283
_____________________________________________________________________________________________________________________________________________________________________________
Chemicals — 2.5%
A. Schulman, Inc.	3,839	111,062
Aceto Corp.	3,697	37,118
Albemarle Corp. (c)	11,773	731,339
American Vanguard Corp.	3,233	100,449
Ashland, Inc.	9,690	779,173
Balchem Corp.	3,924	142,834
Cabot Corp.	7,872	313,227
Calgon Carbon Corp. (a)	7,591	107,640
Cambrex Corp. (a)	4,211	47,921
Celanese Corp., Series A	21,140	941,364
Chase Corp.	1,050	19,530
Chemtura Corp. (a)	13,019	276,784
Codexis, Inc. (a)	3,595	7,945
Cytec Industries, Inc.	6,027	414,838
Ferro Corp. (a)	11,456	47,886
FutureFuel Corp.	2,057	24,355
Georgia Gulf Corp.	4,631	191,168
H.B. Fuller Co.	6,525	227,201
Hawkins, Inc.	1,219	47,102
Huntsman Corp.	25,305	402,350
Innophos Holdings, Inc.	2,897	134,711
Intrepid Potash, Inc.	7,087	150,882
KMG Chemicals, Inc.	1,340	23,544
Koppers Holdings, Inc.	2,764	105,447
Kraton Performance Polymers, Inc. (a)	4,392	105,540
Kronos Worldwide, Inc. (b)	2,606	50,817
LSB Industries, Inc. (a)	2,547	90,215
Metabolix, Inc. (a)	4,583	6,783
Minerals Technologies, Inc.	4,646	185,468
NewMarket Corp.	1,427	374,159
NL Industries, Inc.	962	11,015
Olin Corp.	10,411	224,773
OM Group, Inc. (a)	4,207	93,395
Omnova Solutions, Inc. (a)	6,465	45,320
Penford Corp. (a)	1,735	12,804
PolyOne Corp.	11,833	241,630
Polypore International, Inc. (a)(b)	6,250	290,625
Quaker Chemical Corp.	1,785	96,140
Rentech, Inc. (a)	30,656	80,625
Rockwood Holdings, Inc.	10,330	510,922
RPM International, Inc.	17,476	513,095
Senomyx, Inc. (a)	5,573	9,363
Sensient Technologies Corp.	6,586	234,198
Spartech Corp. (a)	4,177	37,885
Stepan Co.	2,198	122,077
TOR Minerals International, Inc. (a)	421	4,555
Tredegar Corp.	3,039	62,056
Tronox Ltd., Class A	3,047	55,608
Valhi, Inc.	2,609	32,613

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

7

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Chemicals (concluded)
W.R. Grace & Co. (a)	9,374	$630,214
Westlake Chemical Corp.	2,664	211,255
Zagg, Inc. (a)	3,437	25,296
Zep, Inc.	3,058	44,158
Zoltek Cos., Inc. (a)	3,792	29,388
		9,817,862
_____________________________________________________________________________________________________________________________________________________________________________
Construction & Materials — 2.7%
A.O. Smith Corp.	5,113	322,477
Aaon, Inc.	2,614	54,554
Acuity Brands, Inc.	5,601	379,356
AECOM Technology Corp. (a)	14,251	339,174
Aegion Corp. (a)	5,234	116,142
Ameresco, Inc., Class A (a)	2,678	26,271
American DG Energy, Inc. (a)	5,462	12,617
American Woodmark Corp. (a)	1,301	36,194
Apogee Enterprises, Inc.	3,829	91,781
Argan, Inc.	1,410	25,380
Armstrong World Industries, Inc.	2,857	144,936
Baran Group Ltd. (a)	102	408
BlueLinx Holdings, Inc. (a)	4,661	13,097
Builders FirstSource, Inc. (a)	7,703	42,983
Eagle Materials, Inc.	6,015	351,877
EMCOR Group, Inc.	8,748	302,768
Fortune Brands Home & Security, Inc. (a)	21,464	627,178
Foster Wheeler AG (a)	13,961	339,532
Generac Holdings, Inc.	3,491	119,776
Gibraltar Industries, Inc. (a)	4,125	65,670
Granite Construction, Inc.	4,576	153,845
Great Lakes Dredge & Dock Corp.	7,466	66,671
Griffon Corp.	6,291	72,095
Headwaters, Inc. (a)	8,688	74,369
Hill International, Inc. (a)	3,739	13,685
Insteel Industries, Inc.	2,223	27,743
Integrated Electrical Services, Inc. (a)	2,175	10,136
KBR, Inc.	19,501	583,470
L.B. Foster Co., Class A	1,361	59,122
Layne Christensen Co. (a)	2,645	64,194
Lennox International, Inc.	6,031	316,748
Louisiana-Pacific Corp. (a)	18,500	357,420
Martin Marietta Materials, Inc.	6,072	572,468
Mastec, Inc. (a)	7,673	191,288
MDU Resources Group, Inc.	24,894	528,749
Mueller Water Products, Inc., Series A	20,773	116,537
MYR Group, Inc. (a)	2,806	62,434
NCI Building Systems, Inc. (a)	2,792	38,809
Nortek, Inc. (a)	2,091	138,529
Northwest Pipe Co. (a)	1,360	32,450
Omega Flex, Inc. (a)	642	7,935
Orion Marine Group, Inc. (a)	3,669	26,820
Owens Corning, Inc. (a)	15,742	582,297
PGT, Inc. (a)	3,696	16,632
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Construction & Materials (concluded)
Pike Electric Corp. (a)	2,573	$24,572
Primoris Services Corp.	4,130	62,115
Quanex Building Products Corp.	4,886	99,723
Shaw Group, Inc. (a)	8,845	412,265
Simpson Manufacturing Co., Inc.	5,209	170,803
Sterling Construction Co., Inc. (a)	2,322	23,081
Texas Industries, Inc. (a)	2,778	141,706
Thermon Group Holdings, Inc. (a)	2,392	53,892
TRC Cos., Inc. (a)	2,546	14,818
Trex Co., Inc. (a)	2,027	75,465
Tutor Perini Corp. (a)	4,612	63,184
Universal Forest Products, Inc.	2,582	98,219
USG Corp. (a)(b)	11,920	334,594
Valmont Industries, Inc.	3,132	427,675
Valspar Corp.	11,208	699,379
Watsco, Inc.	3,887	291,136
Watts Water Technologies, Inc., Class A	3,633	156,183
		10,675,427
_____________________________________________________________________________________________________________________________________________________________________________
Electricity — 1.8%
Allete, Inc.	4,501	184,451
Alliant Energy Corp.	14,673	644,291
Black Hills Corp.	5,858	212,880
Calpine Corp. (a)	52,281	947,855
CH Energy Group, Inc.	2,040	133,049
Cleco Corp.	7,972	318,960
Covanta Holding Corp.	17,763	327,194
Dynegy, Inc. (a)	11,119	212,707
El Paso Electric Co.	5,325	169,921
The Empire District Electric Co.	5,793	118,061
Great Plains Energy, Inc.	20,249	411,257
Hawaiian Electric Industries, Inc.	12,894	324,155
IDACORP, Inc.	6,473	280,605
ITC Holdings Corp.	6,931	533,063
MGE Energy, Inc.	3,072	156,518
NorthWestern Corp.	4,811	167,086
NRG Energy, Inc.	1	20
NV Energy, Inc.	31,414	569,850
Ormat Technologies, Inc.	2,301	44,363
Portland General Electric Co.	9,927	271,603
U.S. Geothermal, Inc. (a)	23,727	8,589
UIL Holdings Corp.	6,815	244,045
Unitil Corp.	2,233	57,879
UNS Energy Corp.	5,422	230,001
Westar Energy, Inc.	16,825	481,532
		7,049,935
_____________________________________________________________________________________________________________________________________________________________________________
Electronic & Electrical Equipment — 3.1%
Active Power, Inc. (a)	3,371	11,293
Adept Technology, Inc. (a)	1,899	4,956
Aeroflex Holding Corp. (a)	2,890	20,230
Allied Motion Technologies, Inc.	1,204	7,850
Altair Nanotechnologies, Inc. (a)	1,001	2,192
American Science & Engineering, Inc.	1,170	76,296

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

8

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Electronic & Electrical Equipment (continued)
American Superconductor Corp. (a)	5,642	$14,782
AMETEK, Inc.	32,311	1,213,924
Anaren, Inc. (a)	2,056	39,989
Anixter International, Inc.	3,685	235,766
API Technologies Corp. (a)	4,663	13,709
Arrow Electronics, Inc. (a)	14,010	533,501
Avnet, Inc. (a)	18,136	555,143
AVX Corp.	5,975	64,411
AZZ, Inc.	3,380	129,893
Badger Meter, Inc.	1,944	92,165
Ballantyne Strong, Inc. (a)	2,537	8,372
Bel Fuse, Inc.	1,699	33,215
Belden, Inc.	5,912	265,981
Benchmark Electronics, Inc. (a)	7,537	125,265
Brady Corp.	6,074	202,872
Capstone Turbine Corp. (a)	42,444	37,775
Checkpoint Systems, Inc. (a)	5,416	58,168
Cognex Corp.	5,322	195,956
Coherent, Inc. (a)	3,189	161,427
Coleman Cable, Inc.	1,534	14,220
CTS Corp.	4,722	50,195
Cyberoptics Corp. (a)	1,403	10,410
Daktronics, Inc.	5,085	56,291
Echelon Corp. (a)	5,027	12,316
Electro Rent Corp.	2,635	40,526
Electro Scientific Industries, Inc.	3,399	33,820
eMagin Corp.	3,773	13,470
Encore Wire Corp.	2,456	74,441
EnerNOC, Inc. (a)	3,448	40,514
EnerSys (a)	6,377	239,967
ESCO Technologies, Inc.	3,555	132,993
Fabrinet (a)(b)	3,095	40,668
Faro Technologies, Inc. (a)	2,341	83,527
FEI Co.	5,140	285,064
General Cable Corp. (a)	6,546	199,064
GrafTech International Ltd. (a)	16,819	157,930
Greatbatch, Inc. (a)	3,149	73,183
Houston Wire & Cable Co.	2,277	27,939
Hubbell, Inc., Class B	7,063	597,742
II-VI, Inc. (a)	7,284	133,079
Intevac, Inc. (a)	3,706	16,936
IntriCon Corp. (a)	1,324	5,336
IPG Photonics Corp.	3,878	258,469
Itron, Inc. (a)	5,315	236,783
Kemet Corp. (a)	5,944	29,898
Landauer, Inc.	1,334	81,654
Lightpath Technologies, Inc., Class A (a)	3,924	3,488
Lime Energy Co. (a)	3,916	2,271
Littelfuse, Inc.	2,939	181,366
LSI Industries, Inc.	3,032	21,254
Magnetek, Inc. (a)	607	6,252
Maxwell Technologies, Inc. (a)	4,314	35,763
Measurement Specialties, Inc. (a)	2,148	73,805
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Electronic & Electrical Equipment (concluded)
Methode Electronics, Inc.	5,028	$50,431
Mettler-Toledo International, Inc. (a)	4,105	793,496
Microvision, Inc. (a)	3,842	7,338
MTS Systems Corp.	2,197	111,893
Multi-Fineline Electronix, Inc. (a)	1,332	26,920
Napco Security Technologies, Inc. (a)	3,820	13,905
National Instruments Corp.	12,570	324,432
Newport Corp. (a)	5,350	71,957
NVE Corp. (a)	763	42,339
Orion Energy Systems, Inc. (a)	2,807	4,660
OSI Systems, Inc. (a)	2,521	161,445
Parametric Sound Corp. (a)(b)	865	5,934
Park Electrochemical Corp.	2,609	67,130
Planar Systems, Inc. (a)	5,103	7,297
Plexus Corp. (a)	4,762	122,860
Powell Industries, Inc. (a)	1,238	51,414
Power-One, Inc. (a)	16,533	67,951
Powerwave Technologies, Inc. (a)(b)	4,283	1,328
Pulse Electronics Corp. (a)	5,789	1,797
Regal-Beloit Corp.	5,631	396,817
Research Frontiers, Inc. (a)	4,006	14,982
Richardson Electronics Ltd.	1,792	20,285
Rofin-Sinar Technologies, Inc. (a)	3,811	82,622
Rogers Corp. (a)	2,172	107,862
Rubicon Technology, Inc. (a)	2,352	14,371
Sanmina Corp. (a)	11,040	122,213
Servotronics, Inc.	400	3,120
Sigmatron International, Inc. (a)	1,200	4,884
SL Industries, Inc.	578	10,404
Synthesis Energy Systems, Inc. (a)	7,050	7,544
Trimble Navigation Ltd. (a)	16,787	1,003,527
TTM Technologies, Inc. (a)	7,237	66,580
Ultralife Batteries, Inc. (a)	2,906	9,415
Universal Display Corp. (a)	5,446	139,527
UQM Technologies, Inc. (a)	5,140	3,906
Veeco Instruments, Inc. (a)	5,190	153,209
Viasystems Group, Inc. (a)	729	8,894
Vicor Corp. (a)	2,853	15,463
Vishay Intertechnology, Inc. (a)	17,552	186,578
Vishay Precision Group, Inc. (a)	2,195	29,018
WESCO International, Inc. (a)	5,797	390,892
Zebra Technologies Corp., Class A (a)(b)	6,884	270,404
Zygo Corp. (a)	2,705	42,469
		12,415,278
_____________________________________________________________________________________________________________________________________________________________________________
Financial Services — 2.9%
Affiliated Managers Group, Inc. (a)	6,850	891,528
Artio Global Investors, Inc.	6,596	12,532
Asset Acceptance Capital Corp. (a)	2,516	11,322
Asta Funding, Inc.	1,806	17,175
Atlanticus Holdings Corp. (a)	1,465	4,908

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

9

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Financial Services (continued)
BBCN Bancorp, Inc. (a)	10,519	$121,705
BGC Partners, Inc.	12,924	44,717
Calamos Asset Management, Inc., Class A	2,844	30,061
Cash America International, Inc.	3,909	155,070
CBOE Holdings, Inc.	11,520	339,379
CIFC Corp. (a)	949	7,592
CIT Group, Inc. (a)	26,677	1,030,799
Cohen & Steers, Inc.	2,394	72,945
Cowen Group, Inc., Class A (a)	11,162	27,347
Credit Acceptance Corp. (a)	1,324	134,624
DFC Global Corp. (a)	6,027	111,560
Diamond Hill Investments Group, Inc.	419	28,433
Duff & Phelps Corp.	4,220	65,916
Eaton Vance Corp.	15,431	491,477
Encore Capital Group, Inc. (a)	3,143	96,239
Epoch Holding Corp.	2,277	63,528
Evercore Partners, Inc., Class A	3,511	105,997
Ezcorp, Inc. (a)	6,027	119,696
FBR & Co. (a)	5,608	21,703
Federal Agricultural Mortgage Corp., Class B	1,535	49,888
Federated Investors, Inc., Class B	12,392	250,690
Fidelity National Financial, Inc., Class A	28,186	663,780
Financial Engines, Inc. (a)	5,619	155,927
First Cash Financial Services, Inc. (a)	3,534	175,357
The First Marblehead Corp. (a)	12,084	9,388
FXCM, Inc.	3,424	34,480
GAMCO Investors, Inc., Class A	597	31,683
GFI Group, Inc.	8,540	27,670
Gleacher & Co., Inc. (a)	9,785	7,339
Green Dot Corp., Class A (a)	2,941	35,880
Greenhill & Co., Inc.	3,601	187,216
Imperial Holdings, Inc. (a)	3,012	13,403
Institutional Financial Market, Inc.	2,236	2,683
Interactive Brokers Group, Inc., Class A	5,109	69,891
International FCStone, Inc. (a)(b)	2,019	35,151
Intersections, Inc.	1,474	13,974
Investment Technology Group, Inc. (a)	5,281	47,529
Janus Capital Group, Inc.	24,906	212,199
Jefferies Group, Inc.	17,034	316,321
JMP Group, Inc.	2,564	15,564
KBW, Inc.	4,678	71,573
Knight Capital Group, Inc., Class A (a)	13,485	47,332
Ladenburg Thalmann Financial Services, Inc. (a)	17,312	24,237
LPL Financial Holdings, Inc.	4,992	140,575
MarketAxess Holdings, Inc.	4,966	175,300
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Financial Services (concluded)
Marlin Business Services, Inc.	1,403	$28,144
Medallion Financial Corp.	2,817	33,072
MGIC Investment Corp. (a)	27,437	72,982
MicroFinancial, Inc.	1,948	14,181
MoneyGram International, Inc. (a)	2,824	37,531
MSCI, Inc. (a)(b)	16,283	504,610
National Financial Partners Corp. (a)	5,462	93,619
Nelnet, Inc., Class A	3,474	103,491
Netspend Holdings, Inc. (a)	4,853	57,363
NewStar Financial, Inc. (a)	2,808	39,340
Ocwen Financial Corp. (a)	15,485	535,626
Oppenheimer Holdings, Inc.	1,335	23,055
Pico Holdings, Inc. (a)	3,113	63,101
Piper Jaffray Cos. (a)	2,246	72,164
Portfolio Recovery Associates, Inc. (a)	2,264	241,931
Pzena Investment Management, Inc., Class A	2,930	15,822
Radian Group, Inc.	17,922	109,503
Raymond James Financial, Inc.	14,623	563,424
Resource America, Inc., Class A	2,855	19,043
Safeguard Scientifics, Inc. (a)	2,987	44,058
SEI Investments Co.	17,993	419,957
Stewart Information Services Corp.	2,605	67,730
Stifel Financial Corp. (a)(b)	6,635	212,121
SWS Group, Inc. (a)	3,739	19,779
TD Ameritrade Holding Corp.	30,013	504,519
Tree.com, Inc. (a)	1,018	18,355
U.S. Global Investors, Inc.	2,032	8,148
Virtus Investment Partners, Inc. (a)	834	100,864
Waddell & Reed Financial, Inc., Class A	11,510	400,778
Walker & Dunlop, Inc. (a)	2,622	43,683
Westwood Holdings Group, Inc.	1,090	44,581
WisdomTree Investments, Inc. (a)	8,233	50,386
World Acceptance Corp. (a)	1,777	132,493
		11,516,737
_____________________________________________________________________________________________________________________________________________________________________________
Fixed Line Telecommunications — 0.4%
8x8, Inc. (a)	9,630	71,166
Alaska Communications Systems Group, Inc.	7,188	13,945
Cbeyond Communications, Inc. (a)	4,242	38,348
Cincinnati Bell, Inc. (a)	27,016	148,048
Consolidated Communications Holdings, Inc.	4,879	77,674
Fairpoint Communications, Inc. (a)(b)	3,648	28,965
General Communication, Inc., Class A (a)	4,596	44,076
Hawaiian Telcom HoldCo, Inc. (a)	1,088	21,216
HickoryTech Corp.	1,959	19,061
IDT Corp., Class B	2,232	21,293

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

10

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Fixed Line Telecommunications (concluded)
inContact, Inc. (a)	6,172	$31,971
Level 3 Communications, Inc. (a)	21,353	493,468
Lumos Networks Corp.	2,200	22,044
Primus Telecommunications Group, Inc.	1,822	19,805
TW Telecom, Inc. (a)	20,129	512,685
Vonage Holdings Corp. (a)	19,630	46,523
Warwick Valley Telephone Co.	1,070	11,074
		1,621,362
_____________________________________________________________________________________________________________________________________________________________________________
Food & Drug Retailers — 0.7%
Arden Group, Inc., Class A	256	23,032
Casey's General Stores, Inc.	5,073	269,376
The Chefs' Warehouse, Inc. (a)	1,573	24,869
Core-Mark Holdings Co., Inc.	1,611	76,281
The Fresh Market, Inc. (a)	5,561	267,428
GNC Holdings, Inc., Class A	9,996	332,667
Harris Teeter Supermarkets	6,414	247,324
Ingles Markets, Inc., Class A	1,922	33,174
Nash Finch Co.	1,557	33,133
Omnicare, Inc.	14,547	525,147
The Pantry, Inc. (a)	3,370	40,878
PetMed Express, Inc.	2,946	32,701
Rite Aid Corp. (a)	95,743	130,210
Spartan Stores, Inc.	2,921	44,866
SUPERVALU, Inc. (b)	28,364	70,059
United Natural Foods, Inc. (a)	6,562	351,658
Village Super Market, Inc., Class A	843	27,701
Vitamin Shoppe, Inc. (a)	4,000	229,440
Weis Markets, Inc.	1,399	54,799
		2,814,743
_____________________________________________________________________________________________________________________________________________________________________________
Food Producers — 1.5%
Alico, Inc.	631	23,114
The Andersons, Inc.	2,280	97,812
B&G Foods, Inc., Class A	6,871	194,518
Bunge Ltd.	19,217	1,396,884
Cal-Maine Foods, Inc.	1,883	75,734
Calavo Growers, Inc.	1,851	46,664
Chiquita Brands International, Inc. (a)	6,109	50,399
Coffee Holding Co., Inc. (b)	905	6,335
Darling International, Inc. (a)	15,879	254,699
Diamond Foods, Inc. (b)	3,028	41,393
Dole Food Co., Inc. (a)	4,866	55,813
Farmer Bros. Co. (a)	1,270	18,326
Flowers Foods, Inc.	15,536	361,523
Fresh Del Monte Produce, Inc.	5,086	134,016
Golden Enterprises, Inc.	941	3,181
Griffin Land & Nurseries, Inc.	483	13,041
Harbinger Group, Inc. (a)	1,680	12,919
Herbalife Ltd.	14,360	473,018
Hillshire Brands Co.	15,819	445,147
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	226
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Food Producers (concluded)
Ingredion, Inc.	10,166	$654,995
J&J Snack Foods Corp.	1,994	127,496
John B. Sanfilippo & Son, Inc. (a)	1,290	23,452
Lancaster Colony Corp.	2,539	175,673
Lifeway Foods, Inc.	1,575	13,766
Limoneira Co.	1,441	27,941
Mannatech, Inc. (a)	310	1,742
Medifast, Inc. (a)	2,022	53,361
MGP Ingredients, Inc.	1,897	6,488
Natures Sunshine Prods, Inc.	1,521	22,024
Nutraceutical International Corp. (a)	1,443	23,867
NutriSystem, Inc.	3,798	31,106
Omega Protein Corp. (a)	2,787	17,056
Overhill Farms, Inc. (a)	2,603	11,271
Pilgrims Pride Corp. (a)	7,823	56,717
Relìv International, Inc.	1,819	2,383
Rocky Mountain Chocolate Factory, Inc.	1,140	12,038
Seaboard Corp. (a)	40	101,195
Seneca Foods Corp. (a)	1,301	39,550
Smart Balance, Inc. (a)	8,305	107,135
Smithfield Foods, Inc. (a)	16,694	360,090
Snyders-Lance, Inc.	6,454	155,606
Tootsie Roll Industries, Inc.	2,736	70,917
TreeHouse Foods, Inc. (a)	4,849	252,778
USANA Health Sciences, Inc. (a)(b)	1,008	33,193
		6,086,602
_____________________________________________________________________________________________________________________________________________________________________________
Food Products — 0.5%
Green Mountain Coffee Roasters, Inc. (a)	16,460	680,786
The Hain Celestial Group, Inc. (a)(b)	6,002	325,428
Post Holdings, Inc. (a)	4,322	148,028
Ralcorp Holdings, Inc. (a)	7,364	660,183
Sanderson Farms, Inc.	2,682	127,529
		1,941,954
_____________________________________________________________________________________________________________________________________________________________________________
Forestry & Paper — 0.3%
Boise, Inc.	12,240	97,308
Buckeye Technologies, Inc.	5,095	146,277
Clearwater Paper Corp. (a)	3,193	125,038
Deltic Timber Corp.	1,473	104,023
Domtar Corp.	4,638	387,366
Kapstone Paper and Packaging Corp. (a)	5,201	115,410
Neenah Paper, Inc.	2,165	61,638
P.H. Glatfelter Co.	5,544	96,909
Resolute Forest Products (a)	12,832	169,896
Verso Paper Corp. (a)	3,704	3,963
Wausau Paper Corp.	6,213	53,805
		1,361,633
_____________________________________________________________________________________________________________________________________________________________________________
Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	2,606	125,036
American Water Works Co., Inc.	23,321	865,909

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

11

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Gas, Water & Multi-Utilities (concluded)
Aqua America, Inc.	18,633	$473,651
Artesian Resources Corp., Class A	1,549	34,744
Atmos Energy Corp.	11,908	418,209
Avista Corp.	7,686	185,309
Cadiz, Inc. (a)	1,970	15,602
California Water Service Group	5,748	105,476
Chesapeake Utilities Corp.	1,478	67,101
Connecticut Water Service, Inc.	1,502	44,730
Delta Natural Gas Co., Inc.	1,254	24,516
Gas Natural, Inc.	2,059	19,210
Genie Energy Ltd.	2,815	19,987
The Laclede Group, Inc.	2,785	107,529
Middlesex Water Co.	2,648	51,795
National Fuel Gas Co.	11,060	560,631
New Jersey Resources Corp.	5,343	211,690
Northwest Natural Gas Co.	3,505	154,921
Piedmont Natural Gas Co.	9,253	289,711
PNM Resources, Inc.	10,308	211,417
Questar Corp.	23,473	463,826
RGC Resources, Inc.	1,250	23,775
SJW Corp.	1,851	49,237
South Jersey Industries, Inc.	3,937	198,149
Southwest Gas Corp.	5,999	254,418
UGI Corp.	14,878	486,659
Vectren Corp.	10,952	321,989
WGL Holdings, Inc.	6,573	257,596

		6,042,823
_____________________________________________________________________________________________________________________________________________________________________________
General Industrials — 1.2%
Actuant Corp., Class A	9,653	269,415
AEP Industries, Inc. (a)	611	36,190
AptarGroup, Inc.	8,732	416,691
Carlisle Cos., Inc.	8,248	484,653
Crown Holdings, Inc. (a)	19,489	717,390
Graphic Packaging Holding Co. (a)	17,455	112,759
Greif, Inc.	4,072	181,204
Harsco Corp.	10,588	248,818
Landec Corp. (a)	3,788	35,948
Multi-Color Corp.	1,748	41,935
Myers Industries, Inc.	4,177	63,282
Otter Tail Corp.	4,663	116,575
Packaging Corp. of America	13,020	500,879
Raven Industries, Inc.	4,878	128,584
Rexnord Corp. (a)	3,542	75,445
Rock-Tenn Co., Class A	9,403	657,364
Silgan Holdings, Inc.	6,575	273,454
Sonoco Products Co.	13,228	393,268
Trimas Corp. (a)	4,375	122,325
UFP Technologies, Inc. (a)	997	17,866

		4,894,045
_____________________________________________________________________________________________________________________________________________________________________________
General Retailers — 4.7%
1-800-FLOWERS.COM, Inc., Class A (a)	4,231	15,528
Aaron's, Inc.	9,375	265,125
Advance Auto Parts, Inc. (c)	9,781	707,655
Amerco, Inc.	918	116,412
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
General Retailers (continued)
America's Car-Mart, Inc. (a)	1,187	$48,097
American Eagle Outfitters, Inc.	23,865	489,471
American Public Education, Inc. (a)	2,475	89,372
ANN, Inc. (a)	6,348	214,816
Asbury Automotive Group, Inc. (a)	4,203	134,622
Ascena Retail Group, Inc. (a)	16,531	305,658
Autobytel, Inc. (a)	3,143	12,509
Aéropostale, Inc. (a)	10,980	142,850
Barnes & Noble, Inc. (a)	5,047	76,159
Beacon Roofing Supply, Inc. (a)	6,277	208,899
bebe Stores, Inc.	4,568	18,226
Big 5 Sporting Goods Corp.	2,515	32,946
Blue Nile, Inc. (a)	1,711	65,873
Body Central Corp. (a)	2,136	21,275
The Bon-Ton Stores, Inc.	1,552	18,810
Books-A-Million, Inc. (a)	1,081	2,875
Bridgepoint Education, Inc. (a)	2,358	24,287
Brown Shoe Co., Inc.	5,418	99,529
The Buckle, Inc.	3,603	160,838
Build-A-Bear Workshop, Inc. (a)	2,088	7,976
Cabela's, Inc., Class A (a)	6,158	257,096
Cache, Inc. (a)	1,918	4,642
Cambium Learning Group, Inc. (a)	2,677	2,971
Capella Education Co. (a)	1,617	45,648
Career Education Corp. (a)	6,705	23,602
Carriage Services, Inc.	2,363	28,049
Casual Male Retail Group, Inc. (a)	6,123	25,717
The Cato Corp., Class A	3,617	99,214
Chemed Corp.	2,499	171,406
Chico's FAS, Inc.	22,173	409,314
The Children’s Place Retail Stores, Inc. (a)	3,226	142,879
Christopher & Banks Corp. (a)	4,700	25,615
Citi Trends, Inc. (a)	2,119	29,157
Clean Energy Fuels Corp. (a)(b)	8,994	111,975
Coldwater Creek, Inc. (a)	2,501	12,030
Collectors Universe, Inc.	1,028	10,311
Conn's, Inc. (a)	2,913	89,371
Copart, Inc. (a)	14,165	417,867
Corinthian Colleges, Inc. (a)	10,420	25,425
dELiA*s, Inc. (a)	5,289	6,188
Destination Maternity Corp.	1,709	36,846
Dick's Sporting Goods, Inc.	12,916	587,549
Dillard's, Inc., Class A	4,119	345,049
DSW, Inc., Class A	4,274	280,759
Education Management Corp. (a)	2,632	11,528
Express, Inc. (a)	11,964	180,537
The Finish Line, Inc., Class A	6,791	128,554
Foot Locker, Inc.	20,106	645,805
Francesca’s Holdings Corp. (a)	4,739	123,024
Fred’s, Inc., Class A	4,500	59,895
Gaiam, Inc. (a)	2,881	9,104
Geeknet, Inc. (a)	943	15,182
Genesco, Inc. (a)	3,245	178,475
Grand Canyon Education, Inc. (a)(b)	5,755	135,070
Group 1 Automotive, Inc.	2,839	175,990

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

12

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
General Retailers (continued)
Guess?, Inc.	8,198	$201,179
Haverty Furniture Cos., Inc.	2,729	44,510
hhgregg, Inc. (a)	2,292	16,090
Hibbett Sports, Inc. (a)	3,526	185,820
Hillenbrand, Inc.	8,350	188,793
Hot Topic, Inc.	5,595	53,992
HSN, Inc.	4,972	273,858
ITT Corp.	12,169	285,485
ITT Educational Services, Inc. (a)	2,103	36,403
Jos. A. Bank Clothiers, Inc. (a)	3,715	158,185
K12, Inc. (a)	4,900	100,156
KAR Auction Services, Inc.	10,655	215,657
Kirkland’s, Inc. (a)	2,230	23,616
Learning Tree International, Inc. (a)	1,011	5,510
Liquidity Services, Inc. (a)	3,264	133,367
Lithia Motors, Inc., Class A	2,799	104,739
Lumber Liquidators Holdings,Inc. (a)	3,661	193,411
Mac-Gray Corp.	1,649	20,695
MarineMax, Inc. (a)	3,258	29,127
Matthews International Corp., Class A	3,759	120,664
The Men's Wearhouse, Inc.	6,321	196,962
Monro Muffler, Inc.	3,874	135,474
Navarre Corp. (a)	6,945	12,362
New York & Co. (a)	3,761	14,329
Office Depot, Inc. (a)(b)	38,160	125,165
OfficeMax, Inc.	11,449	111,742
OpenTable, Inc. (a)	3,197	156,014
Overstock.com, Inc. (a)	2,033	29,092
Pacific Sunwear of California, Inc. (a)	7,031	11,179
PC Mall, Inc. (a)	1,212	7,527
Penske Automotive Group, Inc.	5,595	168,354
The Pep Boys - Manny, Moe & Jack	6,922	68,043
Perfumania Holdings, Inc. (a)	978	4,812
Pier 1 Imports, Inc.	14,505	290,100
PriceSmart, Inc.	2,454	189,081
The Providence Service Corp. (a)	2,019	34,303
RadioShack Corp. (b)	13,377	28,359
RealNetworks, Inc. (a)	3,840	29,030
Regis Corp.	7,537	127,526
Rent-A-Center, Inc.	7,769	266,943
Rollins, Inc.	8,801	193,974
Rue21, Inc. (a)	2,152	61,095
Rush Enterprises, Inc., Class A (a)	4,466	92,312
Saks, Inc. (a)(b)	13,819	145,238
Sally Beauty Holdings, Inc. (a)	21,024	495,536
Sears Holdings Corp. (a)(b)	4,810	198,942
Service Corp. International	27,692	382,427
Shoe Carnival, Inc.	1,951	39,976
Shutterfly, Inc. (a)(b)	4,252	127,007
Signet Jewelers Ltd.	10,704	571,594
Sonic Automotive, Inc.	4,922	102,821
Sotheby's	8,982	301,975
Stage Stores, Inc.	4,159	103,060
Stamps.com, Inc. (a)	2,416	60,883
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
General Retailers (concluded)
Standard Parking Corp. (a)	2,235	$49,148
Stein Mart, Inc. (a)	3,683	27,770
Stewart Enterprises, Inc., Class A	9,788	74,780
Strayer Education, Inc.	1,590	89,310
Susser Holdings Corp. (a)	2,417	83,362
Teavana Holdings, Inc. (a)	1,334	20,677
Titan Machinery, Inc. (a)	2,329	57,526
Tractor Supply Co.	9,453	835,267
Trans World Entertainment Corp.	2,400	8,352
Tuesday Morning Corp. (a)	5,896	36,850
Ulta Salon Cosmetics & Fragrance, Inc.	7,805	766,919
ValueVision Media, Inc., Class A (a)	5,705	10,269
VCA Antech, Inc. (a)(b)	11,547	243,064
Weight Watchers International, Inc.	3,587	187,815
West Marine, Inc. (a)	2,113	22,715
The Wet Seal, Inc., Class A (a)	12,627	34,851
Williams-Sonoma, Inc.	11,541	505,150
Winmark Corp.	366	20,862
Zale Corp. (a)	3,468	14,253
Zumiez, Inc. (a)	2,964	57,531
		18,552,617
_____________________________________________________________________________________________________________________________________________________________________________
Health Care Equipment & Services — 4.8%
Abaxis, Inc. (a)	2,837	105,253
Abiomed, Inc. (a)	4,932	66,385
Acadia Healthcare Co., Inc. (a)	2,807	65,487
Accretive Health, Inc. (a)	7,356	85,035
Accuray, Inc. (a)	8,550	54,977
Addus HomeCare Corp. (a)	1,036	7,376
Air Methods Corp. (a)	4,725	174,305
Alere, Inc. (a)	10,151	187,793
Align Technology, Inc. (a)	9,544	264,846
Alliance HealthCare Services, Inc. (a)	1,651	10,533
Almost Family, Inc. (a)	1,318	26,703
Alphatec Holdings, Inc. (a)	9,814	16,193
Amedisys, Inc. (a)	4,157	46,849
American Caresource Holdings, Inc. (a)	2,753	3,909
Amsurg Corp. (a)	4,269	128,113
Analogic Corp.	1,635	121,481
AngioDynamics, Inc. (a)	4,582	50,356
Anika Therapeutics, Inc. (a)	1,769	17,584
Antares Pharma, Inc. (a)	13,784	52,517
ArthroCare Corp. (a)	3,806	131,650
Assisted Living Concepts, Inc.	2,779	27,095
AtriCure, Inc. (a)	1,800	12,420
Atrion Corp.	222	43,512
Bio-Rad Laboratories, Inc., Class A (a)	2,674	280,904
Bio-Reference Labs, Inc. (a)	3,359	96,370
Biolase Technology, Inc. (a)	5,395	9,980
Bioscript, Inc. (a)	7,816	84,178

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

13

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Health Care Equipment & Services (continued)
Bovie Medical Corp. (a)	3,326	$8,049
Brookdale Senior Living, Inc. (a)	13,046	330,325
Bruker BioSciences Corp. (a)	12,352	188,615
BSD Medical Corp. (a)	3,756	5,672
Cantel Medical Corp.	2,936	87,287
Capital Senior Living Corp. (a)	3,876	72,442
Cardica, Inc. (a)	5,277	5,805
CardioNet, Inc. (a)	3,658	8,340
Cardiovascular Systems, Inc. (a)	2,764	34,688
Celsion Corp. (a)(b)	4,919	40,287
Centene Corp. (a)	6,867	281,547
Cepheid, Inc. (a)(b)	8,827	298,441
Chindex International, Inc. (a)	1,763	18,512
CollabRx, Inc. (a)	409	1,652
Community Health Systems, Inc.	12,055	370,571
Conceptus, Inc. (a)	4,370	91,814
CONMED Corp.	3,741	104,561
The Cooper Cos., Inc.	6,351	587,340
Corvel Corp. (a)	902	40,437
Covance, Inc. (a)	7,328	423,339
CryoLife, Inc.	4,128	25,717
Cutera, Inc. (a)	2,304	20,736
Cyberonics, Inc. (a)	3,228	169,567
Cynosure, Inc., Class A (a)	1,483	35,755
Delcath Systems, Inc. (a)	10,273	12,636
DexCom, Inc. (a)	9,326	126,927
Echo Therapeutics, Inc. (a)	7,279	7,570
Emeritus Corp. (a)	4,018	99,325
Endologix, Inc. (a)	7,662	109,107
The Ensign Group, Inc.	2,391	65,011
Escalon Medical Corp. (a)	1,399	1,329
Exactech, Inc. (a)	1,351	22,899
Five Star Quality Care, Inc. (a)	6,433	32,229
Fluidigm Corp. (a)	3,033	43,402
Fonar Corp. (a)	1,545	6,690
GenMark Diagnostics, Inc. (a)	4,228	38,052
Gentiva Health Services, Inc. (a)	4,042	40,622
Haemonetics Corp. (a)	6,710	274,036
Hanger Orthopedic Group, Inc. (a)	4,647	127,142
Hansen Medical, Inc. (a)	7,724	16,066
HCA Holdings, Inc.	21,711	655,021
Health Management Associates, Inc., Class A (a)	33,980	316,694
Health Net, Inc. (a)	10,735	260,860
Healthcare Services Group, Inc.	8,953	207,978
HealthSouth Corp. (a)	12,855	271,369
HealthStream, Inc. (a)	2,719	66,099
Healthways, Inc. (a)	4,489	48,032
Henry Schein, Inc. (a)(b)	11,723	943,233
Hill-Rom Holdings, Inc.	8,184	233,244
HMS Holdings Corp. (a)(b)	11,525	298,728
Hologic, Inc. (a)	35,260	706,258
Hooper Holmes, Inc. (a)	9,589	3,807
ICU Medical, Inc. (a)	1,687	102,789
Idexx Laboratories, Inc. (a)	7,338	680,966
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Health Care Equipment & Services (continued)
Insulet Corp. (a)	6,534	$138,651
Integra LifeSciences Holdings Corp. (a)	2,611	101,751
Invacare Corp.	3,832	62,462
IPC The Hospitalist Co., Inc. (a)	2,279	90,499
Kindred Healthcare, Inc. (a)	6,932	75,004
LCA-Vision, Inc. (a)	2,420	6,897
LHC Group, Inc. (a)	2,223	47,350
LifePoint Hospitals, Inc. (a)	6,347	239,599
Magellan Health Services, Inc. (a)	3,556	174,244
MAKO Surgical Corp. (a)	5,290	68,082
Masimo Corp. (a)	6,954	146,104
Medical Action Industries, Inc. (a)	2,313	6,222
MEDNAX, Inc. (a)(b)	6,604	525,150
MELA Sciences, Inc. (a)	5,296	9,480
Meridian Bioscience, Inc.	5,509	111,557
Merit Medical Systems, Inc. (a)	5,446	75,699
Molina Healthcare, Inc. (a)	3,962	107,212
Nanosphere, Inc. (a)	6,499	18,717
National Healthcare Corp.	1,112	52,286
Natus Medical, Inc. (a)	3,994	44,653
Navidea Biopharmaceuticals, Inc. (a)	14,255	40,342
Neogen Corp. (a)	3,054	138,407
Neurometrix, Inc. (a)	655	283
NuVasive, Inc. (a)	5,954	92,049
NxStage Medical, Inc. (a)	7,262	81,698
Omnicell, Inc. (a)	4,742	70,514
OraSure Technologies, Inc. (a)	7,732	55,516
Orthofix International NV (a)	2,560	100,685
Owens & Minor, Inc.	8,154	232,471
Palomar Medical Technologies, Inc. (a)	2,610	24,038
Parexel International Corp. (a)	8,112	240,034
PharMerica Corp. (a)	4,070	57,957
PSS World Medical, Inc. (a)	6,715	193,929
Psychemedics Corp.	971	10,438
Quidel Corp. (a)	4,050	75,614
RadNet, Inc. (a)	4,638	11,734
ResMed, Inc.	18,914	786,255
Retractable Technologies, Inc. (a)	1,898	1,651
Rochester Medical Corp. (a)	1,820	18,346
Rockwell Medical Technologies, Inc. (a)	2,896	23,313
RTI Biologics, Inc. (a)	7,930	33,861
Select Medical Holdings Corp. (a)	5,251	49,517
Sirona Dental Systems, Inc. (a)	7,425	478,615
Skilled Healthcare Group, Inc., Class A (a)	3,199	20,378
Solta Medical, Inc. (a)	6,708	17,910
Spectranetic Corp. (a)	4,932	72,846
Staar Surgical Co. (a)	3,702	22,582
Stereotaxis, Inc. (a)	980	2,558
Steris Corp.	7,549	262,177
Sunrise Senior Living, Inc. (a)	7,851	112,897

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

14

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Health Care Equipment & Services (concluded)
SurModics, Inc. (a)	1,786	$39,935
Symmetry Medical, Inc. (a)	4,954	52,116
Synergetics USA, Inc. (a)	3,470	16,656
Team Health Holdings, Inc. (a)	4,131	118,849
Teleflex, Inc.	5,388	384,218
Theragenics Corp. (a)	5,558	8,837
ThermoGenesis Corp. (a)	5,823	4,891
Thoratec Corp. (a)	7,812	293,106
Trans1, Inc. (a)	2,790	6,919
Triple-S Management Corp. (a)	2,445	45,159
Unilife Corp. (a)	11,084	25,161
Universal American Corp.	4,434	38,088
Universal Health Services, Inc., Class B	11,677	564,583
Urologix, Inc. (a)	6,008	4,085
Uroplasty, Inc. (a)	3,549	11,463
US Physical Therapy, Inc.	1,742	47,975
Utah Medical Products, Inc.	671	24,190
Vanguard Health Systems, Inc. (a)	4,332	53,067
Vascular Solutions, Inc. (a)	2,430	38,394
Vision-Sciences, Inc. (a)	5,004	5,955
Volcano Corp. (a)	7,194	169,850
WellCare Health Plans, Inc. (a)	5,719	278,458
West Pharmaceutical Services, Inc.	4,488	245,718
Wright Medical Group, Inc. (a)	5,321	111,688
Young Innovations, Inc.	831	32,750
		19,293,769
_____________________________________________________________________________________________________________________________________________________________________________
Household Goods & Home Construction — 2.2%
ACCO Brands Corp. (a)	15,358	112,728
American Greetings Corp., Class A	4,439	74,975
AT Cross Co., Class A (a)	1,404	15,135
Bassett Furniture Industries, Inc.	1,804	22,496
Beazer Homes USA, Inc. (a)	3,456	58,372
Blount International, Inc. (a)	6,811	107,750
Blyth, Inc.	1,516	23,574
Briggs & Stratton Corp.	6,351	133,879
Cavco Industries, Inc. (a)	887	44,332
Central Garden & Pet Co., Class A (a)	5,730	59,878
Church & Dwight Co., Inc.	18,405	985,956
Compx International, Inc.	1,337	18,624
Comstock Homebuilding Cos., Inc., Class A (a)	4,243	4,922
Dixie Group, Inc. (a)	2,471	8,179
Energizer Holdings, Inc.	8,212	656,796
Ethan Allen Interiors, Inc.	3,500	89,985
Flexsteel Industries, Inc.	965	20,699
Forward Industries, Inc. (a)	2,823	3,924
Furniture Brands International, Inc. (a)	6,084	6,449
Herman Miller, Inc.	7,788	166,819
HNI Corp.	5,995	180,210
Hooker Furniture Corp.	1,700	24,701
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Household Goods & Home Construction (concluded)
Hovnanian Enterprises, Inc., Class A (a)(b)	13,795	$96,565
Interface, Inc.	7,794	125,327
iRobot Corp. (a)	3,620	67,839
Jarden Corp. (a)	9,715	502,265
KB Home	10,237	161,745
Kid Brands, Inc. (a)	2,042	3,165
Knoll, Inc.	6,388	98,120
L.S. Starrett Co., Class A	939	9,108
La-Z-Boy, Inc. (a)	7,189	101,724
Libbey, Inc. (a)	2,986	57,779
Lifetime Brands, Inc.	1,440	15,278
M/I Homes, Inc. (a)	2,831	75,021
MDC Holdings, Inc.	5,095	187,292
Meritage Homes Corp. (a)	4,156	155,227
Middleby Corp. (a)	2,503	320,910
Mohawk Industries, Inc. (a)	7,722	698,609
National Presto Industries, Inc.	666	46,021
NVR, Inc. (a)	615	565,800
Oil-Dri Corp. of America	858	23,681
Ryland Group, Inc.	6,026	219,949
The Scotts Miracle-Gro Co.	5,111	225,140
Sealy Corp. (a)	8,088	17,551
Select Comfort Corp. (a)	7,588	198,578
Skyline Corp. (a)	880	3,573
Spectrum Brands Holdings, Inc. (a)	3,019	135,644
Standard-Pacific Corp. (a)	14,905	109,552
Stanley Furniture Co., Inc. (a)	3,010	13,545
Steelcase, Inc., Class A	10,523	134,063
Summer Infant, Inc. (a)	1,416	2,464
Tempur-Pedic International, Inc. (a)	7,986	251,479
Toll Brothers, Inc. (a)	19,975	645,792
Tupperware Corp.	7,391	473,763
Virco Manufacturing Corp. (a)	2,505	6,488
WD-40 Co.	1,959	92,288
		8,661,728
_____________________________________________________________________________________________________________________________________________________________________________
Industrial Engineering — 3.2%
Accuride Corp. (a)	6,536	20,981
AGCO Corp. (a)(c)	12,693	623,480
Alamo Group, Inc.	997	32,542
Albany International Corp., Class A	3,840	87,091
Altra Holdings, Inc.	3,766	83,040
American Railcar Industries, Inc. (a)	1,241	39,377
Astec Industries, Inc. (a)	2,737	91,224
The Babcock & Wilcox Co.	15,828	414,694
Broadwind Energy, Inc. (a)	2,362	5,126
Cascade Corp.	1,156	74,331
Ceco Environmental Corp.	1,735	17,263
Chicago Rivet & Machine Co.	352	6,846
CIRCOR International, Inc.	2,325	92,047
Clarcor, Inc.	6,554	313,150
Colfax Corp. (a)(b)	8,951	361,173

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

15

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Industrial Engineering (continued)
Columbus McKinnon Corp. (a)	2,620	$43,282
Commercial Vehicle Group, Inc. (a)	3,771	30,960
Crane Co.	6,404	296,377
Donaldson Co., Inc.	17,795	584,388
Douglas Dynamics, Inc.	3,221	46,350
Dynamic Materials Corp.	1,846	25,659
The Eastern Co.	917	14,507
Energy Recovery, Inc. (a)	7,636	25,962
EnPro Industries, Inc. (a)	2,775	113,497
Federal Signal Corp. (a)	8,538	64,974
Flow International Corp. (a)	7,491	26,218
Franklin Electric Co., Inc.	2,508	155,922
Freightcar America, Inc.	1,642	36,814
Gardner Denver, Inc.	6,534	447,579
GATX Corp.	6,144	266,035
The Gorman-Rupp Co.	2,066	61,629
Graco, Inc.	8,105	417,326
Graham Corp.	1,551	30,244
Greenbrier Cos., Inc. (a)	3,356	54,267
H&E Equipment Services, Inc.	3,936	59,316
Hardinge, Inc.	1,772	17,614
Hurco Cos., Inc. (a)	928	21,344
Hyster-Yale Materials Handling, Inc.	844	41,187
IDEX Corp.	10,915	507,875
John Bean Technologies Corp.	3,875	68,859
Kadant, Inc. (a)	1,632	43,264
Kaydon Corp.	4,157	99,477
Kennametal, Inc.	10,633	425,320
Key Technology, Inc. (a)	780	8,143
Kimball International, Inc., Class B	4,154	48,228
Lincoln Electric Holdings, Inc.	10,951	533,095
Lindsay Manufacturing Co.	1,682	134,762
Lydall, Inc. (a)	2,458	35,248
Manitex International, Inc. (a)	1,640	11,710
Manitowoc Co.	17,617	276,235
Materion Corp.	2,832	73,009
Meritor, Inc. (a)	13,094	61,935
Met-Pro Corp.	2,279	22,084
MFRI, Inc. (a)	1,400	7,938
Miller Industries, Inc.	1,520	23,180
Mine Safety Appliances Co.	4,083	174,385
Mueller Industries, Inc.	3,901	195,167
NACCO Industries, Inc., Class A	827	50,191
Navistar International Corp. (a)	10,263	223,425
NN, Inc. (a)	2,599	23,807
Nordson Corp.	7,522	474,789
Oshkosh Corp. (a)	12,116	359,239
PMFG, Inc. (a)	2,383	21,661
Robbins & Myers, Inc.	5,667	336,903
Sauer-Danfoss, Inc.	1,532	81,763
Spartan Motors, Inc.	4,359	21,490
SPX Corp.	6,743	473,021
Standex International Corp.	1,694	86,885
Sun Hydraulics, Inc.	3,446	89,872
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Industrial Engineering (concluded)
Sypris Solutions, Inc.	2,319	$9,183
Tecumseh Products Co., Class A (a)	2,544	11,753
Tennant Co.	2,435	107,018
Terex Corp. (a)	14,763	414,988
Timken Co.	10,538	504,033
Toro Co.	7,836	336,791
Trinity Industries, Inc.	10,508	376,397
Twin Disc, Inc.	1,243	21,665
Wabash National Corp. (a)	9,181	82,354
Westinghouse Air Brake Technologies Corp.	6,391	559,468
Woodward, Inc.	7,938	302,676
		12,863,102
_____________________________________________________________________________________________________________________________________________________________________________
Industrial Metals & Mining — 0.7%
AK Steel Holding Corp.	18,024	82,910
Ampco-Pittsburgh Corp.	1,202	24,016
Carpenter Technology Corp.	5,881	303,636
Century Aluminum Co. (a)	7,017	61,469
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	15,422	229,171
Friedman Industries, Inc.	1,680	17,002
Globe Specialty Metals, Inc.	8,642	118,827
Handy & Harman Ltd. (a)	989	14,904
Haynes International, Inc.	1,709	88,646
Horsehead Holding Corp. (a)	6,295	64,272
Kaiser Aluminum Corp.	2,262	139,543
McEwen Mining, Inc. (a)	35,916	137,558
Metals USA Holdings Corp. (a)	1,855	32,444
Noranda Aluminum Holding Corp.	9,283	56,719
Olympic Steel, Inc.	1,358	30,066
Reliance Steel & Aluminum Co.	10,046	623,857
RTI International Metals, Inc. (a)	4,083	112,527
Steel Dynamics, Inc.	29,318	402,536
Synalloy Corp.	997	13,081
TMS International Corp. (a)	2,071	25,929
Universal Stainless & Alloy Products, Inc. (a)	1,028	37,800
Uranium Energy Corp. (a)	12,021	30,774
Uranium Resources, Inc. (a)	20,307	6,498
USEC, Inc. (a)(b)	16,407	8,696
Worthington Industries, Inc.	6,989	181,644
		2,844,525
_____________________________________________________________________________________________________________________________________________________________________________
Industrial Transportation — 1.7%
Air Lease Corp. (a)	9,073	195,069
Air Transport Services Group, Inc. (a)	7,359	29,510
Aircastle Ltd.	7,621	95,567
Arkansas Best Corp.	2,993	28,583
Atlas Air Worldwide Holdings, Inc. (a)	3,489	154,598
Baltic Trading Ltd.	2,090	6,228
CAI International, Inc. (a)	1,765	38,742
Celadon Group, Inc.	2,934	53,017

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

16

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Industrial Transportation (concluded)
Con-way, Inc.	7,360	$204,755
Covenant Transport Group, Inc., Class A (a)	1,373	7,593
Eagle Bulk Shipping, Inc. (a)(b)	2,191	3,286
Echo Global Logistics, Inc. (a)	2,128	38,240
Forward Air Corp.	3,833	134,193
Frozen Food Express Industries, Inc. (a)	2,545	2,265
Genco Shipping & Trading Ltd. (a)	5,201	18,151
Genesee & Wyoming, Inc., Class A (a)(b)	5,605	426,428
Heartland Express, Inc.	5,704	74,551
HUB Group, Inc., Class A (a)	4,681	157,282
International Shipholding Corp.	852	14,041
J.B. Hunt Transport Services, Inc.	11,981	715,386
Kansas City Southern	14,617	1,220,227
Kirby Corp. (a)(b)	7,444	460,709
Knight Transportation, Inc.	7,539	110,296
Landstar System, Inc.	6,242	327,455
Marten Transport Ltd.	2,036	37,442
Matson, Inc.	5,458	134,922
Old Dominion Freight Line, Inc. (a)	9,350	320,518
P.A.M. Transportation Services, Inc.	847	8,665
Pacer International, Inc. (a)	4,839	18,872
Patriot Transportation Holding, Inc. (a)	914	25,985
PHH Corp. (a)	7,580	172,445
Quality Distribution, Inc. (a)	3,133	18,798
Rand Logistics, Inc. (a)	2,686	17,459
Roadrunner Transportation Systems, Inc. (a)	1,860	33,740
Saia, Inc. (a)	2,185	50,517
Swift Transportation Co. (a)	11,225	102,372
TAL International Group, Inc.	4,007	145,775
Teekay Corp.	4,953	158,991
Textainer Group Holdings Ltd.	2,012	63,298
Universal Truckload Services, Inc.	676	12,337
USA Truck, Inc. (a)	1,407	4,826
UTI Worldwide, Inc.	13,622	182,535
Werner Enterprises, Inc.	5,527	119,770
Wesco Aircraft Holdings, Inc. (a)	2,855	37,715
Willis Lease Finance Corp. (a)	1,115	15,956
World Fuel Services Corp.	9,644	397,043
XPO Logistics, Inc. (a)(b)	2,562	44,528
YRC Worldwide, Inc. (a)	1,401	9,457
		6,650,138
_____________________________________________________________________________________________________________________________________________________________________________
Leisure Goods — 0.8%
Activision Blizzard, Inc.	55,784	592,426
Arctic Cat, Inc. (a)	1,799	60,068
Black Diamond, Inc. (a)	3,283	26,920
Brunswick Corp.	12,008	349,313
Callaway Golf Co.	8,354	54,301
Drew Industries, Inc. (a)	2,555	82,399
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Leisure Goods (concluded)
DTS, Inc. (a)	2,584	$43,153
Emerson Radio Corp. (a)	4,864	8,415
Escalade, Inc.	1,740	9,222
Glu Mobile, Inc. (a)(b)	7,237	16,573
Jakks Pacific, Inc.	2,692	33,704
Koss Corp.	1,133	5,450
Leapfrog Enterprises, Inc. (a)	6,698	57,804
Majesco Entertainment Co. (a)	6,877	7,221
Marine Products Corp.	1,997	11,423
Meade Instruments Corp. (a)	433	745
Nautilus, Inc. (a)	4,489	15,756
Polaris Industries, Inc.	8,471	712,835
Pool Corp.	6,147	260,141
RealD, Inc. (a)(b)	6,568	73,627
Skullcandy, Inc. (a)	2,357	18,361
Steinway Musical Instruments, Inc. (a)	966	20,431
Take-Two Interactive Software, Inc. (a)	12,102	133,243
Thor Industries, Inc.	5,791	216,757
TiVo, Inc. (a)	16,884	208,011
Universal Electronics, Inc. (a)	2,107	40,770
Winnebago Industries, Inc. (a)	4,208	72,083
		3,131,152
_____________________________________________________________________________________________________________________________________________________________________________
Life Insurance — 0.4%
American Equity Investment Life Holding Co.	8,001	97,692
Amerisafe, Inc. (a)	2,646	72,104
Atlantic American Corp.	1,107	3,343
Citizens, Inc. (a)	6,275	69,339
CNO Financial Group, Inc.	30,004	279,937
eHealth, Inc. (a)	2,834	77,878
Employers Holdings, Inc.	4,300	88,494
FBL Financial Group, Inc., Class A	1,521	52,033
Independence Holding Co.	1,624	15,460
Kansas City Life Insurance Co.	499	19,042
National Western Life Insurance Co., Class A	257	40,539
The Phoenix Cos., Inc. (a)	801	19,809
Primerica, Inc.	6,464	193,985
Protective Life Corp.	10,246	292,831
Stancorp Financial Group, Inc.	5,694	208,799
Symetra Financial Corp.	9,981	129,553
		1,660,838
_____________________________________________________________________________________________________________________________________________________________________________
Media — 3.6%
Acxiom Corp. (a)	10,050	175,473
AH Belo Corp.	2,700	12,555
AMC Networks, Inc., Class A (a)	7,719	382,090
Arbitron, Inc.	3,500	163,380
Ascent Capital Group, Inc., Class A (a)	1,805	111,802
Avid Technology, Inc. (a)	4,258	32,276
Bankrate, Inc. (a)	5,915	73,642

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

17

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Media (continued)
Beasley Broadcasting Group, Inc., Class A (a)	1,114	$5,447
Belo Corp., Class A	12,235	93,842
Charter Communications, Inc., Class A (a)	6,010	458,202
Clear Channel Outdoor Holdings, Inc., Class A (a)	5,342	37,501
ComScore, Inc. (a)	4,788	65,979
Constant Contact, Inc. (a)	4,239	60,236
Courier Corp.	1,599	17,589
Crown Media Holdings, Inc., Class A (a)	4,523	8,368
CSS Industries, Inc.	1,288	28,194
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	9,483	25,320
Demand Media, Inc. (a)	5,419	50,342
Dex One Corp. (a)	7,319	11,564
Digital Generation, Inc. (a)	3,375	36,652
DISH Network Corp., Class A	30,214	1,099,790
Dolby Laboratories, Inc., Class A	6,575	192,845
DreamWorks Animation SKG, Inc., Class A (a)	9,367	155,211
Emmis Communications Corp., Class A (a)	4,463	8,792
Entercom Communications Corp. (a)	2,909	20,305
Entravision Communications Corp., Class A	9,776	16,228
ePocrates, Inc. (a)	2,726	24,043
EW Scripps Co. (a)	3,871	41,845
FactSet Research Systems, Inc.	5,447	479,663
Fisher Communications, Inc. (a)	944	25,479
Gray Television, Inc. (a)	7,124	15,673
Groupon, Inc. (a)(b)	36,803	179,599
Harte-Hanks, Inc.	5,635	33,246
Hollywood Media Corp. (a)	10,217	13,793
IHS, Inc., Class A (a)	6,676	640,896
John Wiley & Sons, Inc., Class A	6,180	240,587
Journal Communications, Inc., Class A (a)	5,439	29,425
Lamar Advertising Co., Class A (a)	7,402	286,827
Liberty Global, Inc., Class A (a)	32,713	2,060,592
Liberty Interactive Corp., Class A (a)	68,741	1,352,823
Liberty Media Corp. - Liberty Capital (a)	14,784	1,715,092
Liberty Ventures (a)	3,881	262,977
Lin TV Corp., Class A (a)	5,422	40,828
Live Nation Entertainment, Inc. (a)	18,852	175,512
Local Corp. (a)(b)	6,769	13,876
LodgeNet Interactive Corp. (a)	3,237	168
Marchex, Inc., Class B	2,688	11,048
Martha Stewart Living Omnimedia, Inc., Class A	3,881	9,508
McClatchy Co., Class A (a)	8,667	28,341
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Media (concluded)
Media General, Inc., Class A (a)(b)	3,103	$13,343
Meredith Corp. (b)	4,728	162,880
Morningstar, Inc.	3,208	201,559
National CineMedia, Inc.	7,739	109,352
The New York Times Co., Class A (a)	16,543	141,112
Nexstar Broadcasting Group, Inc., Class A (a)	2,051	21,720
Nielsen Holdings NV (a)	16,081	491,918
Outdoor Channel Holdings, Inc.	1,898	14,425
Pandora Media, Inc. (a)(b)	12,693	116,522
PDI, Inc. (a)	1,936	14,714
QuinStreet, Inc. (a)	4,361	29,306
Radio One, Inc., Class D (a)	7,441	5,655
Saga Communications, Inc. (a)	550	25,575
Salem Communications Corp., Class A	1,460	7,972
Schawk, Inc.	1,635	21,517
Scholastic Corp.	3,340	98,730
Sinclair Broadcast Group, Inc., Class A	7,071	89,236
Sirius XM Radio, Inc.	435,117	1,257,488
Spanish Broadcasting System, Inc. (a)	654	1,615
SPAR Group, Inc. (a)	3,165	5,539
SuperMedia, Inc. (a)	2,295	7,849
TechTarget, Inc. (a)	2,801	15,546
TheStreet.com, Inc.	7,238	12,087
Valassis Communications, Inc. (a)	5,358	138,129
Value Line, Inc.	420	3,767
ValueClick, Inc. (a)	9,960	193,324
WebMD Health Corp. (a)(b)	7,006	100,466
WebMediaBrands, Inc. (a)	1,442	2,884
XO Group, Inc. (a)	4,337	40,334
		14,370,030
_____________________________________________________________________________________________________________________________________________________________________________
Mining — 0.9%
Allied Nevada Gold Corp. (a)	11,248	338,902
Alpha Natural Resources, Inc. (a)	29,289	285,275
AMCOL International Corp.	3,425	105,079
Arch Coal, Inc.	28,191	206,358
Cloud Peak Energy, Inc. (a)	8,315	160,729
Coeur d'Alene Mines Corp. (a)	12,200	300,120
Compass Minerals International, Inc.	4,412	329,620
General Moly, Inc. (a)	8,818	35,360
Golden Minerals Co. (a)	5,722	26,264
Hecla Mining Co.	39,090	227,895
James River Coal Co. (a)(b)	4,899	15,677
Molycorp, Inc. (a)(b)	12,945	122,201
Royal Gold, Inc.	8,683	706,015
Solitario Exploration & Royalty Corp. (a)	7,850	13,188
Stillwater Mining Co. (a)	15,593	199,279
SunCoke Energy, Inc. (a)	9,532	148,604

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

18

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Mining (concluded)
Timberline Resources Corp. (a)	15,011	$3,272
Walter Industries, Inc.	8,365	300,136
Westmoreland Coal Co. (a)	2,361	22,052
		3,546,026
_____________________________________________________________________________________________________________________________________________________________________________
Mobile Telecommunications — 0.5%
Atlantic Tele-Network, Inc.	1,327	48,714
Globalstar, Inc. (a)	15,196	4,635
Iridium Communications, Inc. (a)	8,064	54,351
Leap Wireless International, Inc. (a)	7,397	49,190
NII Holdings, Inc. (a)(b)	22,719	161,987
NTELOS Holdings Corp.	1,992	26,115
ORBCOMM, Inc. (a)	6,188	24,257
SBA Communications Corp., Class A (a)	16,820	1,194,556
Shenandoah Telecom Co.	3,096	47,400
Telephone & Data Systems, Inc.	13,256	293,488
U.S. Cellular Corp. (a)	1,571	55,362
USA Mobility, Inc.	3,008	35,133
		1,995,188
_____________________________________________________________________________________________________________________________________________________________________________
Nonlife Insurance — 3.5%
Alleghany Corp. (a)	2,265	759,726
Allied World Assurance Co. Holdings AG	4,627	364,608
American Financial Group, Inc.	9,977	394,291
American National Insurance Co.	768	52,447
American Safety Insurance Holdings Ltd. (a)	1,595	30,177
AmTrust Financial Services, Inc.	3,650	104,718
Arch Capital Group Ltd. (a)	17,990	791,920
Argo Group International Holdings Ltd.	3,386	113,736
Arthur J. Gallagher & Co.	15,983	553,811
Aspen Insurance Holdings Ltd.	9,347	299,852
Assured Guaranty Ltd.	25,726	366,081
Axis Capital Holdings Ltd.	14,906	516,344
Baldwin & Lyons, Inc., Class B	1,436	34,263
Brown & Brown, Inc.	15,581	396,692
CNA Financial Corp.	3,330	93,273
Donegal Group, Inc., Class A	1,498	21,032
Eastern Insurance Holdings, Inc.	1,380	23,570
EMC Insurance Group, Inc.	901	21,516
Endurance Specialty Holdings Ltd.	5,696	226,074
Enstar Group Ltd. (a)	1,106	123,850
Erie Indemnity Co., Class A	3,420	236,732
Everest Re Group Ltd.	6,757	742,932
Federated National Holding Co.	1,906	10,331
First Acceptance Corp. (a)	1,327	1,659
First American Financial Corp.	14,137	340,560
Global Indemnity Plc (a)	1,654	36,603
Greenlight Capital Re Ltd. (a)	4,205	97,051
The Hanover Insurance Group, Inc.	5,809	225,041
HCC Insurance Holdings, Inc.	13,451	500,512
Hilltop Holdings, Inc. (a)	5,908	79,994
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Nonlife Insurance (concluded)
Horace Mann Educators Corp.	5,275	$105,289
Infinity Property & Casualty Corp.	1,610	93,766
Kemper Corp.	7,086	209,037
Life Partners Holdings, Inc.	2,288	6,063
Maiden Holdings Ltd.	7,487	68,806
Markel Corp. (a)	1,218	527,906
MBIA, Inc. (a)	18,965	148,875
Meadowbrook Insurance Group, Inc.	6,607	38,188
Mercury General Corp.	3,553	141,019
Montpelier Re Holdings Ltd.	7,605	173,850
National Interstate Corp.	2,400	69,168
Navigators Group, Inc. (a)	1,497	76,452
Old Republic International Corp.	32,231	343,260
OneBeacon Insurance Group Ltd.	2,936	40,810
PartnerRe Ltd.	8,057	648,508
Platinum Underwriters Holdings Ltd.	4,411	202,906
ProAssurance Corp.	8,238	347,561
Reinsurance Group of America, Inc.	9,613	514,488
RenaissanceRe Holdings Ltd.	6,378	518,276
RLI Corp.	2,283	147,619
Safety Insurance Group, Inc.	1,798	83,014
SeaBright Holdings, Inc.	3,093	34,240
Selective Insurance Group, Inc.	7,348	141,596
State Auto Financial Corp.	2,051	30,642
Tower Group, Inc.	4,679	83,146
United Fire Group, Inc.	3,007	65,673
Universal Insurance Holdings, Inc.	4,307	18,865
Validus Holdings Ltd.	13,490	466,484
W.R. Berkley Corp.	14,603	551,117
White Mountains Insurance Group, Inc. (b)	726	373,890
		13,829,910
_____________________________________________________________________________________________________________________________________________________________________________
Oil & Gas Producers — 3.7%
Abraxas Petroleum Corp. (a)	12,503	27,382
Adams Resources & Energy, Inc.	322	11,293
Alon USA Energy, Inc.	1,857	33,593
Apco Oil and Gas International, Inc.	2,407	29,630
Approach Resources, Inc. (a)	4,415	110,419
Barnwell Industries, Inc. (a)	1,930	6,234
Berry Petroleum Co., Class A	6,238	209,285
Bill Barrett Corp. (a)	6,446	114,674
Bonanza Creek Energy, Inc. (a)	3,171	88,122
BPZ Resources, Inc. (a)	14,199	44,727
Brenham Oil+Gas Corp. (a)	5,673	556
Callon Petroleum Co. (a)	5,666	26,630
Carrizo Oil & Gas, Inc. (a)	4,998	104,558
Cheniere Energy, Inc. (a)	29,914	561,785
Cimarex Energy Co.	11,447	660,835
Clayton Williams Energy, Inc. (a)	851	34,040

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

19

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Oil & Gas Producers (continued)
Cobalt International Energy, Inc. (a)	23,668	$581,286
Comstock Resources, Inc. (a)	6,112	92,475
Concho Resources, Inc. (a)	13,917	1,121,154
Contango Oil & Gas Co. (a)	1,779	75,358
Continental Resources, Inc. (a)	7,507	551,689
CVR Energy, Inc. (a)	2,084	101,678
Delek US Holdings, Inc.	2,317	58,666
Double Eagle Pete & Mining Co. (a)	2,021	7,963
Emerald Oil, Inc. (a)	3,260	17,082
Endeavour International Corp. (a)	6,095	31,572
Energen Corp.	9,603	432,999
EPL Oil & Gas, Inc. (a)	4,762	107,383
Evolution Petroleum Corp. (a)	3,828	31,122
EXCO Resources, Inc.	19,444	131,636
Forest Oil Corp. (a)(b)	15,811	105,776
FX Energy, Inc. (a)	7,352	30,217
Gasco Energy, Inc. (a)	5,700	399
Gastar Exploration Ltd. (a)	8,271	10,008
GeoPetro Resources Co. (a)	9,626	674
GMX Resources, Inc. (a)	8,292	4,146
Goodrich Petroleum Corp. (a)	3,805	35,463
Gulfport Energy Corp. (a)	6,662	254,622
Halcon Resources Corp. (a)	11,671	80,763
Harvest Natural Resources, Inc. (a)	5,394	48,924
HollyFrontier Corp.	27,037	1,258,572
Houston American Energy Corp. (a)(b)	5,104	1,123
Hyperdynamics Corp. (a)(b)	19,302	11,541
Isramco, Inc. (a)	212	22,046
Kodiak Oil & Gas Corp. (a)	35,553	314,644
Laredo Petroleum Holdings, Inc. (a)	3,330	60,473
Magellan Petroleum Corp. (a)	8,484	7,822
Magnum Hunter Resources Corp. (a)	22,060	88,019
McMoRan Exploration Co. (a)	13,565	217,718
Miller Energy Resources, Inc. (a)	5,310	21,028
Northern Oil and Gas, Inc. (a)	8,135	136,831
Oasis Petroleum, Inc. (a)	9,617	305,821
Panhandle Oil & Gas, Inc.	1,132	31,956
PDC Energy, Inc. (a)	4,083	135,596
Penn Virginia Corp.	6,206	27,368
Petroquest Energy, Inc. (a)	8,167	40,427
Pioneer Energy Services Corp. (a)	8,275	60,076
Plains Exploration & Production Co. (a)	17,256	809,997
PostRock Energy Corp. (a)	1,910	2,827
Quicksilver Resources, Inc. (a)	16,252	46,481
Resolute Energy Corp. (a)	5,738	46,650
Rex Energy Corp. (a)	5,835	75,972
Rosetta Resources, Inc. (a)	7,104	322,237
SandRidge Energy, Inc. (a)(b)	46,924	297,967
SM Energy Co.	8,714	454,958
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Oil & Gas Producers (concluded)
Stone Energy Corp. (a)	6,741	$138,325
Swift Energy Co. (a)	5,739	88,323
Syntroleum Corp. (a)	11,960	4,724
Targa Resources, Inc.	3,903	206,235
Transocean Ltd.	47,485	2,120,205
Ultra Petroleum Corp. (a)(b)	20,386	369,598
US Energy Corp. - Wyoming (a)	4,911	7,367
Vaalco Energy, Inc. (a)	8,158	70,567
W&T Offshore, Inc.	4,715	75,581
Warren Resources, Inc. (a)	10,205	28,676
Western Refining, Inc.	7,997	225,435
Whiting Petroleum Corp. (a)	15,706	681,169
ZaZa Energy Corp. (a)	5,221	10,703
Zion Oil & Gas, Inc. (a)(b)	6,336	11,215
		14,813,091
_____________________________________________________________________________________________________________________________________________________________________________
Oil Equipment, Services & Distribution — 2.5%
Atwood Oceanics, Inc. (a)	7,690	352,125
Basic Energy Services, Inc. (a)	3,888	44,362
Bolt Technology Corp.	1,419	20,249
Bristow Group, Inc.	4,662	250,163
C&J Energy Services, Inc. (a)	5,496	117,834
Cal Dive International, Inc. (a)	12,779	22,108
CARBO Ceramics, Inc.	2,609	204,389
Chart Industries, Inc. (a)(b)	3,990	266,013
Crosstex Energy, Inc.	5,968	85,581
Dawson Geophysical Co. (a)	1,228	32,395
DHT Holdings, Inc.	1,787	7,327
Dresser-Rand Group, Inc. (a)	10,145	569,540
Dril-Quip, Inc. (a)	4,851	354,366
Exterran Holdings, Inc. (a)	8,704	190,792
Flotek Industries, Inc. (a)	6,231	76,018
Forbes Energy Services Ltd. (a)	2,153	5,447
Geospace Technologies Corp. (a)	1,744	154,989
Global Geophysical Services, Inc. (a)	3,029	11,662
Gulf Island Fabrication, Inc.	1,954	46,955
Gulfmark Offshore, Inc., Class A (a)	3,292	113,409
Helix Energy Solutions Group, Inc. (a)	13,076	269,889
Hercules Offshore, Inc. (a)	21,217	131,121
Hornbeck Offshore Services, Inc. (a)	4,297	147,559
ION Geophysical Corp. (a)(b)	16,358	106,491
Key Energy Services, Inc. (a)	20,172	140,195
Lufkin Industries, Inc.	4,483	260,597
Matrix Service Co. (a)	3,490	40,135
McDermott International, Inc. (a)	31,127	343,020
Mitcham Industries, Inc. (a)	1,733	23,621
MRC Global, Inc. (a)	3,153	87,590
Natural Gas Services Group, Inc. (a)	1,996	32,774
Newpark Resources, Inc. (a)	12,110	95,064
Oceaneering International, Inc.	14,360	772,424

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

20

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Oil Equipment, Services & Distribution (concluded)
OGE Energy Corp.	13,124	$739,012
Oil States International, Inc. (a)	7,314	523,244
Parker Drilling Co. (a)	16,260	74,796
Patterson-UTI Energy, Inc.	19,769	368,296
PHI, Inc. (a)	1,794	60,081
RPC, Inc.	8,725	106,794
SEACOR Holdings, Inc.	2,586	216,707
SemGroup Corp. (a)	5,773	225,609
Superior Energy Services, Inc. (a)	20,985	434,809
Tesco Corp. (a)	4,332	49,341
Tetra Technologies, Inc. (a)	10,217	77,547
TGC Industries, Inc. (a)	2,499	20,467
Tidewater, Inc.	6,622	295,871
Unit Corp. (a)(b)	5,742	258,677
Weatherford International Ltd. (a)	100,715	1,127,001
Willbros Group, Inc. (a)	6,936	37,177
		9,991,633
_____________________________________________________________________________________________________________________________________________________________________________
Personal Goods — 1.6%
American Apparel, Inc. (a)	8,268	8,351
Carter's, Inc. (a)	6,837	380,479
Charles & Colvard Ltd. (a)	3,457	13,551
Cherokee, Inc.	1,420	19,468
Columbia Sportswear Co.	1,574	83,989
Crocs, Inc. (a)	12,001	172,694
Culp, Inc.	1,551	23,280
Deckers Outdoor Corp. (a)(b)	4,788	192,813
Delta Apparel, Inc. (a)	1,207	16,874
Elizabeth Arden, Inc. (a)	3,378	152,044
Female Health Co.	3,365	24,161
Fifth & Pacific Cos., Inc. (a)(b)	15,228	189,589
G-III Apparel Group Ltd. (a)	2,201	75,340
Hanesbrands, Inc. (a)(b)	13,127	470,209
Heelys, Inc. (a)	4,690	10,459
Helen of Troy Ltd. (a)	4,185	139,737
Iconix Brand Group, Inc. (a)	9,133	203,849
Inter Parfums, Inc.	2,065	40,185
Joe's Jeans, Inc. (a)	9,399	9,399
The Jones Group, Inc.	10,162	112,392
K-Swiss, Inc., Class A (a)	3,783	12,711
Lakeland Industries, Inc. (a)	913	4,538
Maidenform Brands, Inc. (a)	3,323	64,765
Michael Kors Holdings Ltd. (a)	15,581	795,098
Movado Group, Inc.	2,342	71,853
Nu Skin Enterprises, Inc., Class A	7,016	259,943
Orchids Paper Products Co.	1,117	22,586
Oxford Industries, Inc.	1,940	89,938
Perry Ellis International, Inc. (a)	1,659	33,014
PVH Corp.	9,408	1,044,382
Quiksilver, Inc. (a)	16,875	71,719
R.G. Barry Corp.	1,521	21,553
Revlon, Inc., Class A (a)	1,619	23,475
Rocky Brands, Inc. (a)	1,306	17,004
Skechers U.S.A., Inc., Class A (a)	5,170	95,645
Steven Madden Ltd. (a)	5,452	230,456
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Personal Goods (concluded)
Superior Uniform Group, Inc.	938	$10,731
Tandy Brands Accessories, Inc. (a)	1,401	2,116
True Religion Apparel, Inc.	3,351	85,182
Under Armour, Inc., Class A (a)	10,363	502,916
Unifi, Inc. (a)	2,216	28,830
Vera Bradley, Inc. (a)	2,945	73,919
The Warnaco Group, Inc. (a)	5,455	390,414
Weyco Group, Inc.	1,172	27,378
Wolverine World Wide, Inc.	6,508	266,698
		6,585,727
_____________________________________________________________________________________________________________________________________________________________________________
Pharmaceuticals & Biotechnology — 4.4%
Aastrom Biosciences, Inc. (a)	6,446	8,122
Acadia Pharmaceuticals, Inc. (a)	7,718	35,889
Achillion Pharmaceuticals, Inc. (a)	7,627	61,169
Acorda Therapeutics, Inc. (a)	5,521	137,252
Acura Pharmaceuticals, Inc. (a)	3,065	6,804
Aegerion Pharmaceuticals, Inc. (a)	2,189	55,579
Affymax, Inc. (a)	5,044	95,836
Affymetrix, Inc. (a)	9,705	30,765
Agenus, Inc. (a)	3,970	16,277
Akorn, Inc. (a)	9,198	122,885
Albany Molecular Research, Inc. (a)	3,064	16,178
Alexza Pharmaceuticals, Inc. (a)(b)	2,308	11,425
Alkermes Plc (a)	16,244	300,839
Allos Therapeutcs, Inc. (a)	9,140	—
Alnylam Pharmaceuticals, Inc. (a)	5,737	104,700
AMAG Pharmaceuticals, Inc. (a)	2,967	43,645
Amicus Therapeutics, Inc. (a)	4,875	13,065
Ampio Pharmaceuticals, Inc. (a)(b)	3,601	12,928
Anacor Pharmaceuticals, Inc. (a)	2,986	15,527
Anthera Pharmaceuticals, Inc. (a)	9,930	6,157
Apricus Biosciences, Inc. (a)(b)	4,493	8,941
ARCA Biopharma, Inc. (a)	4,416	1,762
Arena Pharmaceuticals, Inc. (a)(b)	29,176	263,168
ARIAD Pharmaceuticals, Inc. (a)	22,389	429,421
Arqule, Inc. (a)	8,469	23,628
Array Biopharma, Inc. (a)	16,003	59,531
Astex Pharmaceuticals (a)	12,666	36,858
Auxilium Pharmaceuticals, Inc. (a)	6,626	122,780
Avanir Pharmaceuticals, Inc. (a)	18,752	49,318
AVEO Pharmaceuticals, Inc. (a)	4,951	39,856
BioCryst Pharmaceuticals, Inc. (a)	6,352	9,020
Biodel, Inc. (a)	1,917	4,505
BioDelivery Sciences International, Inc. (a)	4,044	17,430
BioMarin Pharmaceutical, Inc. (a)	16,531	814,152
BioMimetic Therapeutics, Inc. (a)	3,485	25,231
Biosante Pharmaceuticals, Inc. (a)(b)	4,395	5,450
Biota Pharmaceuticals, Inc.	4,301	17,161
BioTime, Inc. (a)	4,908	15,411
Cadence Pharmaceuticals, Inc. (a)	7,822	37,467
CEL-SCI Corp. (a)	23,000	6,210

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

21

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Pharmaceuticals & Biotechnology (continued)
Cell Therapeutics, Inc. (a)	7,442	$9,675
Celldex Therapeutics, Inc. (a)	8,336	55,935
Cerus Corp. (a)	8,453	26,711
Charles River Laboratories International, Inc. (a)	6,552	245,503
Chelsea Therapeutics International, Inc. (a)	9,668	7,348
Cleveland BioLabs, Inc. (a)	5,051	6,718
Columbia Laboratories, Inc. (a)	12,022	7,640
Complete Genomics, Inc. (a)	2,684	8,455
Corcept Therapeutics, Inc. (a)	9,465	13,535
Coronado Biosciences, Inc. (a)	3,077	13,877
Cubist Pharmaceuticals, Inc. (a)	8,542	359,277
Cumberland Pharmaceuticals, Inc. (a)	2,790	11,718
Curis, Inc. (a)	11,518	39,507
Cytokinetics, Inc. (a)	12,278	8,103
Cytori Therapeutics, Inc. (a)	8,052	22,707
CytRx Corp. (a)	2,795	5,227
Dendreon Corp. (a)	20,564	108,578
Depomed, Inc. (a)	8,144	50,411
Discovery Laboratories, Inc. (a)	6,753	14,249
Durect Corp. (a)	12,820	11,794
Dyax Corp. (a)	14,302	49,771
Dynavax Technologies Corp. (a)	24,253	69,364
Emergent Biosolutions, Inc. (a)	3,581	57,439
Endo Health Solutions, Inc. (a)	15,365	403,639
Endocyte, Inc. (a)	4,089	36,719
Entremed, Inc. (a)	4,054	5,595
Enzo Biochem, Inc. (a)	5,665	15,295
Enzon Pharmaceuticals, Inc. (a)	7,087	31,395
Exact Sciences Corp. (a)	8,944	94,717
Exelixis, Inc. (a)(b)	24,735	113,039
Furiex Pharmaceuticals, Inc. (a)	1,224	23,574
Galena Biopharma, Inc. (a)	11,088	16,965
Genomic Health, Inc. (a)	2,634	71,803
GenVec, Inc. (a)	3,691	4,946
Geron Corp. (a)	17,936	25,290
GTx, Inc. (a)	4,299	18,056
Halozyme Therapeutics, Inc. (a)	11,876	79,688
Harvard Bioscience, Inc. (a)	4,267	18,689
Hemispherx Biopharma, Inc. (a)	9,683	2,428
Hi-Tech Pharmacal Co., Inc. (a)	1,524	53,310
Idenix Pharmaceuticals, Inc. (a)	13,281	64,413
Idera Pharmaceuticals, Inc. (a)	6,210	5,527
Illumina, Inc. (a)	16,393	911,287
ImmunoGen, Inc. (a)	11,337	144,547
Immunomedics, Inc. (a)	10,447	30,505
Impax Laboratories, Inc. (a)	8,556	175,312
Incyte Corp. (a)	17,563	291,721
Infinity Pharmaceuticals, Inc. (a)	4,391	153,685
Inovio Pharmaceuticals, Inc. (a)	16,169	8,076
Insmed, Inc. (a)	4,112	27,509
InterMune, Inc. (a)	9,057	87,762
Ironwood Pharmaceuticals, Inc. (a)	11,258	124,851
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Pharmaceuticals & Biotechnology (continued)
Isis Pharmaceuticals, Inc. (a)	13,641	$142,685
Jazz Pharmaceuticals Plc (a)	6,235	331,702
Keryx Biopharmaceuticals, Inc. (a)	11,000	28,820
Lexicon Genetics, Inc. (a)	66,454	147,528
Ligand Pharmaceuticals, Inc. (a)	2,736	56,745
Luminex Corp. (a)	5,253	88,040
MannKind Corp. (a)	23,111	53,386
MAP Pharmaceuticals, Inc. (a)	4,034	63,374
Maxygen, Inc.	5,582	13,732
The Medicines Co. (a)	7,229	173,279
Medivation, Inc. (a)	9,916	507,303
Momenta Pharmaceuticals, Inc. (a)	6,326	74,520
Myrexis, Inc. (a)	4,574	12,944
Myriad Genetics, Inc. (a)	11,338	308,960
Nektar Therapeutics (a)	15,605	115,633
Neuralstem, Inc. (a)(b)	7,812	8,585
Neurocrine Biosciences, Inc. (a)	8,623	64,500
Novavax, Inc. (a)	17,687	33,428
NPS Pharmaceuticals, Inc. (a)	12,128	110,365
Obagi Medical Products, Inc. (a)	2,731	37,114
OncoGenex Pharmaceutical, Inc. (a)	2,253	29,559
Oncothyreon, Inc. (a)	7,581	14,556
Onyx Pharmaceuticals, Inc. (a)	8,932	674,634
Opko Health, Inc. (a)(b)	19,545	94,011
Optimer Pharmaceuticals, Inc. (a)	6,695	60,590
Orexigen Therapeutics, Inc. (a)	8,881	46,803
Osiris Therapeutics, Inc. (a)	2,486	22,324
OXiGENE, Inc. (a)	202	1,147
Pacific Biosciences of California, Inc. (a)	6,221	10,576
Pain Therapeutics, Inc. (a)	5,722	15,507
Palatin Technologies, Inc. (a)	9,887	5,931
PDL BioPharma, Inc.	19,342	136,361
Peregrine Pharmaceuticals, Inc. (a)	13,545	17,879
Pernix Therapeutics Holdings, Inc. (a)	1,483	11,493
Pharmacyclics, Inc. (a)	6,685	387,061
Pozen, Inc. (a)	4,229	21,187
Prestige Brands Holdings, Inc. (a)	7,010	140,410
Progenics Pharmaceuticals, Inc. (a)	4,674	13,929
Questcor Pharmaceuticals, Inc. (a)(b)	7,893	210,901
Raptor Pharmaceutical Corp. (a)(b)	6,967	40,757
Regeneron Pharmaceuticals, Inc. (a)	9,991	1,709,160
Repligen Corp. (a)	4,247	26,714
Repros Therapeutics, Inc. (a)	2,204	34,713
Rexahn Pharmaceuticals, Inc. (a)	17,083	5,296
Rigel Pharmaceuticals, Inc. (a)	11,684	75,946
Sagent Pharmaceuticals, Inc. (a)	1,864	29,992

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

22

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Pharmaceuticals & Biotechnology (concluded)
Salix Pharmaceuticals Ltd. (a)	6,738	$272,754
Sangamo Biosciences, Inc. (a)	7,317	43,975
Santarus, Inc. (a)	7,137	78,364
Sarepta Therapeutics, Inc. (a)	3,315	85,527
Savient Pharmaceuticals, Inc. (a)(b)	9,940	10,437
Sciclone Pharmaceuticals, Inc. (a)	7,704	33,204
Seattle Genetics, Inc. (a)	13,789	319,905
Sequenom, Inc. (a)(b)	15,507	73,193
SIGA Technologies, Inc. (a)	6,019	15,770
Somaxon Pharmaceuticals, Inc. (a)	1,016	3,099
Spectrum Pharmaceuticals, Inc. (a)(b)	7,111	79,572
StemCells, Inc. (a)(b)	5,321	8,673
Strategic Diagnostics, Inc. (a)	4,728	5,059
Sucampo Pharmaceuticals, Inc., Class A (a)	6,190	30,331
Synageva BioPharma Corp. (a)	1,277	59,112
Synta Pharmaceuticals Corp. (a)	5,546	50,025
Targacept, Inc. (a)	3,854	16,881
Techne Corp.	4,633	316,619
Telik, Inc. (a)	402	527
Theravance, Inc. (a)	9,146	203,681
Threshold Pharmaceuticals, Inc. (a)	5,581	23,496
Transcept Pharmaceuticals, Inc. (a)	2,289	10,186
Trubion Pharmaceuticals, Inc. (a)	3,113	—
United Therapeutics Corp. (a)	6,482	346,268
Vanda Pharmaceuticals, Inc. (a)	4,711	17,431
Venaxis, Inc. (a)	1,623	4,155
Ventrus Biosciences, Inc. (a)	2,598	5,612
Vertex Pharmaceuticals, Inc. (a)	28,750	1,205,775
Vical, Inc. (a)	9,763	28,410
ViroPharma, Inc. (a)	9,216	209,756
Vivus, Inc. (a)(b)	13,521	181,452
Warner Chilcott Plc, Class A	23,327	280,857
Xenoport, Inc. (a)	5,941	46,162
XOMA Corp. (a)	12,475	29,878
Zalicus, Inc. (a)	11,758	7,643
ZIOPHARM Oncology, Inc. (a)	11,228	46,708
		17,686,804

	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Real Estate Investment & Services — 0.6%
Alexander & Baldwin, Inc. (a)	5,733	$168,378
American Realty Investors, Inc. (a)	900	2,457
AV Homes, Inc. (a)	1,576	22,411
BBX Capital Corp. (a)	1,474	9,876
Consolidated-Tomoka Land Co.	927	28,746
Forest City Enterprises, Inc., Class A (a)	17,379	280,671
Forestar Group, Inc. (a)	4,822	83,565
HFF, Inc., Class A (a)	4,569	68,078
The Howard Hughes Corp. (a)	3,705	270,539
Jones Lang LaSalle, Inc.	5,875	493,148
Kennedy-Wilson Holdings, Inc.	5,678	79,378
Market Leader, Inc. (a)	4,115	26,953
Maui Land & Pineapple Co., Inc. (a)	3,389	14,064
Move, Inc. (a)	6,164	46,785
Nationstar Mortgage Holdings, Inc. (a)	2,294	71,068
Realogy Holdings Corp. (a)	6,081	255,159
Reis, Inc. (a)	1,655	21,565
The St. Joe Co. (a)	12,223	282,107
Tejon Ranch Co. (a)	2,035	57,143
Thomas Properties Group, Inc.	4,684	25,340
Transcontinental Realty Investors, Inc. (a)	393	1,706
Zillow, Inc. (a)(b)	1,816	50,394
ZipRealty, Inc. (a)	3,206	8,977
		2,368,508
_____________________________________________________________________________________________________________________________________________________________________________
Real Estate Investment Trusts (REITs) — 9.7%
Acadia Realty Trust	6,711	168,312
Agree Realty Corp.	1,840	49,294
Alexander's, Inc.	279	92,293
Alexandria Real Estate Equities, Inc.	8,291	574,732
American Assets Trust, Inc.	4,734	132,221
American Campus Communities, Inc.	13,834	638,162
American Capital Agency Corp.	45,490	1,316,481
American Capital Mortgage Investment Corp.	5,232	123,318
American Realty Capital Trust, Inc.	21,710	250,750
Annaly Capital Management, Inc.	128,996	1,811,104
Anworth Mortgage Asset Corp.	17,686	102,225
Apollo Commercial Real Estate Finance, Inc.	4,752	77,125
Apollo Residential Mortgage, Inc.	3,510	70,867
Arbor Realty Trust, Inc.	3,199	19,162
Arlington Asset Investment Corp.	1,250	25,963
ARMOUR Residential REIT, Inc.	42,211	273,105
Ashford Hospitality Trust, Inc.	8,590	90,281
Associated Estates Realty Corp.	6,821	109,955
BioMed Realty Trust, Inc.	20,564	397,502
Brandywine Realty Trust	19,007	231,695
BRE Properties	10,215	519,228

QUANTITATIVE MASTER SERIES LLC	December 31, 2012
23

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Real Estate Investment Trusts (REITs) (continued)
BRT Realty Trust (a)	2,288	$14,964
Camden Property Trust	11,014	751,265
Campus Crest Communities, Inc.	5,334	65,395
Capital Trust, Inc.	3,285	6,899
CapLease, Inc.	10,108	56,302
Capstead Mortgage Corp.	12,527	143,685
CBL & Associates Properties, Inc.	21,188	449,397
Cedar Realty Trust, Inc.	8,184	43,212
Chatham Lodging Trust	2,382	36,635
Chesapeake Lodging Trust	5,426	113,295
Chimera Investment Corp.	137,868	359,835
Colonial Properties Trust	10,826	231,352
Colony Financial, Inc.	5,691	110,974
CommonWealth REIT	10,799	171,056
Coresite Realty Corp.	2,930	81,044
Corporate Office Properties Trust	10,501	262,315
Cousins Properties, Inc.	12,077	100,843
CreXus Investment Corp.	10,925	133,831
CubeSmart	15,137	220,546
CYS Investments, Inc.	23,769	280,712
DCT Industrial Trust, Inc.	35,500	230,395
DDR Corp.	31,399	491,708
DiamondRock Hospitality Co.	25,436	228,924
Digital Realty Trust, Inc.	16,233	1,102,058
Douglas Emmett, Inc.	17,466	406,958
Duke Realty Corp.	36,551	506,962
DuPont Fabros Technology, Inc.	8,530	206,085
Eastgroup Properties, Inc.	3,877	208,621
Education Realty Trust, Inc.	14,777	157,227
EPR Properties	6,253	288,326
Equity Lifestyle Properties, Inc.	5,302	356,772
Equity One, Inc.	7,808	164,046
Essex Property Trust, Inc. (b)	4,818	706,560
Excel Trust, Inc.	7,339	92,985
Extra Space Storage, Inc.	13,507	491,520
Federal Realty Investment Trust	8,500	884,170
FelCor Lodging Trust, Inc. (a)	15,489	72,334
First Industrial Realty Trust, Inc. (a)	12,013	169,143
First Potomac Realty Trust	7,186	88,819
Franklin Street Properties Corp.	9,320	114,729
General Growth Properties, Inc.	59,764	1,186,315
Getty Realty Corp.	3,689	66,623
Gladstone Commercial Corp.	2,145	38,503
Glimcher Realty Trust	19,210	213,039
Government Properties Income Trust	6,425	154,007
Gramercy Capital Corp. (a)	7,168	21,074
Hatteras Financial Corp.	13,389	332,181
Healthcare Realty Trust, Inc.	11,293	271,145
Healthcare Trust of America, Inc.	8,471	83,863
Hersha Hospitality Trust	23,460	117,300
Highwoods Properties, Inc.	9,596	320,986
Home Properties, Inc.	6,857	420,403
Hospitality Properties Trust	16,399	384,065
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Real Estate Investment Trusts (REITs) (continued)
Hudson Pacific Properties, Inc.	4,087	$86,072
Inland Real Estate Corp.	10,594	88,778
InvesCo. Mortgage Capital, Inc.	15,387	303,278
Investors Real Estate Trust	11,889	103,791
iStar Financial, Inc. (a)	10,028	81,728
Kilroy Realty Corp.	9,897	468,821
Kite Realty Group Trust	9,276	51,853
LaSalle Hotel Properties	12,197	309,682
Lexington Realty Trust (b)	19,735	206,231
Liberty Property Trust (b)	15,553	556,331
LTC Properties, Inc.	4,225	148,678
The Macerich Co. (b)	17,956	1,046,835
Mack-Cali Realty Corp.	11,066	288,933
Medical Properties Trust, Inc.	17,993	215,196
MFA Financial, Inc.	47,645	386,401
Mid-America Apartment Communities, Inc. (b)	5,578	361,175
Mission West Properties, Inc.	456	4,154
Monmouth Real Estate Investment Corp., Class A	5,985	62,005
MPG Office Trust, Inc. (a)	7,868	24,233
National Health Investors, Inc.	3,165	178,917
National Retail Properties, Inc.	14,379	448,625
New York Mortgage Trust, Inc.	8,647	54,649
NorthStar Realty Finance Corp.	18,376	129,367
Omega Healthcare Investors, Inc.	14,941	356,343
One Liberty Properties, Inc.	1,966	39,890
Parkway Properties, Inc.	4,490	62,815
Pebblebrook Hotel Trust	7,846	181,243
Pennsylvania Real Estate Investment Trust	7,237	127,661
PennyMac Mortgage Investment Trust (d)	5,478	138,539
Piedmont Office Realty Trust, Inc.	22,370	403,778
PMC Commercial Trust	2,432	17,267
Post Properties, Inc.	7,274	363,336
Potlatch Corp.	5,293	207,433
PS Business Parks, Inc.	2,384	154,912
RAIT Financial Trust	6,719	37,962
Ramco-Gershenson Properties Trust	6,458	85,956
Rayonier, Inc.	16,264	842,963
Realty Income Corp.	17,751	713,768
Redwood Trust, Inc.	11,137	188,104
Regency Centers Corp.	11,982	564,592
Resource Capital Corp.	14,422	80,763
Retail Opportunity Investments Corp.	6,259	80,491
RLJ Lodging Trust	13,739	266,124
Rouse Properties, Inc.	3,364	56,919
Sabra Healthcare REIT, Inc.	5,093	110,620
Saul Centers, Inc.	1,826	78,135
Senior Housing Properties Trust (b)	23,357	552,159
SL Green Realty Corp.	11,938	915,048

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

24

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Real Estate Investment Trusts (REITs) (concluded)
Sovran Self Storage, Inc.	3,906	$242,563
STAG Industrial, Inc.	5,520	99,194
Starwood Property Trust, Inc.	17,820	409,147
Strategic Hotel Capital, Inc. (a)	24,058	153,971
Sun Communities, Inc.	3,981	158,802
Sunstone Hotel Investors, Inc. (a)	18,399	197,053
Supertel Hospitality, Inc. (a)	7,885	8,043
Tanger Factory Outlet Centers, Inc. (b)	12,676	433,519
Taubman Centers, Inc.	7,798	613,859
Terreno Realty Corp.	2,928	45,208
Two Harbors Investment Corp.	40,438	448,053
UDR, Inc.	33,180	789,020
UMH Properties, Inc.	2,696	27,850
Universal Health Realty Income Trust	1,725	87,302
Urstadt Biddle Properties, Inc., Class A	3,383	66,577
Walter Investment Management Corp. (a)	4,567	196,472
Washington Real Estate Investment Trust	8,546	223,478
Weingarten Realty Investors	14,935	399,810
Winthrop Realty Trust	4,058	44,841
WP Carey, Inc.	7,352	383,407
		38,545,901
_____________________________________________________________________________________________________________________________________________________________________________
Software & Computer Services — 6.3%
Accelrys, Inc. (a)	7,885	71,359
ACI Worldwide, Inc. (a)	5,289	231,076
Acorn Energy, Inc.	2,740	21,399
The Active Network, Inc. (a)	5,142	25,247
Actuate Corp. (a)	7,378	41,317
Advent Software, Inc. (a)	4,326	92,490
Alliance Data Systems Corp. (a)	6,669	965,404
Allscripts Healthcare Solutions, Inc. (a)	22,866	215,398
American Software, Inc., Class A	3,519	27,307
Analysts International Corp. (a)	952	3,008
Ansys, Inc. (a)	12,314	829,225
AOL, Inc. (a)	11,648	344,897
Aspen Technology, Inc. (a)	12,579	347,684
athenahealth, Inc. (a)	4,829	354,690
Authentidate Holding Corp. (a)	6,322	5,943
Blackbaud, Inc.	6,115	139,605
Blucora, Inc. (a)	5,850	91,904
Bottomline Technologies, Inc. (a)	4,961	130,921
BroadSoft, Inc. (a)	3,747	136,129
BSQUARE Corp. (a)	2,162	6,378
CACI International, Inc., Class A (a)	3,006	165,420
Cadence Design Systems, Inc. (a)(b)	36,803	497,209
Calix, Inc. (a)	4,588	35,282
Callidus Software, Inc. (a)	5,318	24,144
Ciber, Inc. (a)	8,678	28,985
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Software & Computer Services (continued)
Clearwire Corp., Class A (a)	59,241	$171,206
Cogent Communications Group, Inc.	6,347	143,696
CommVault Systems, Inc. (a)	5,581	389,052
Computer Programs & Systems, Inc.	1,447	72,842
Computer Task Group, Inc. (a)	2,123	38,702
Compuware Corp. (a)	28,700	311,969
Comverse Technology, Inc. (a)	29,431	113,015
Comverse, Inc. (a)	2,943	83,964
Concur Technologies, Inc. (a)	6,058	409,036
Cornerstone OnDemand, Inc. (a)	4,548	134,302
Crexendo, Inc.	2,713	7,678
CSG Systems International, Inc. (a)	4,622	84,028
Datalink Corp. (a)	2,530	21,632
DealerTrack Holdings, Inc. (a)	5,736	164,738
DeVry, Inc.	7,690	182,484
Digimarc Corp.	1,169	24,198
Digital River, Inc. (a)	5,116	73,619
DST Systems, Inc.	4,084	247,490
Dynamics Research Corp. (a)	1,533	8,968
EarthLink, Inc.	15,328	99,019
Ebix, Inc.	4,409	70,853
Envestnet, Inc. (a)	3,594	50,136
EPIQ Systems, Inc.	4,426	56,564
Equinix, Inc. (a)	6,423	1,324,423
Evolving Systems, Inc.	1,901	11,330
ExactTarget, Inc. (a)	3,486	69,720
Facebook, Inc. (a)	66,161	1,761,867
Fair Isaac Corp.	4,550	191,236
FalconStor Software, Inc. (a)	5,289	12,323
Forrester Research, Inc.	1,964	52,635
Fortinet, Inc. (a)	17,623	371,317
Gartner, Inc. (a)(b)	12,474	574,053
GSE Systems, Inc. (a)	4,471	9,657
Guidance Software, Inc. (a)	2,107	25,010
Guidewire Software, Inc. (a)	3,784	112,460
The Hackett Group, Inc. (a)	4,068	17,411
IAC/InterActiveCorp.	10,966	518,692
ICG Group, Inc. (a)	5,703	65,185
iGate Corp. (a)	4,268	67,306
Immersion Corp. (a)	4,213	28,943
Infoblox, Inc. (a)	5,163	92,779
Informatica Corp. (a)	14,497	439,549
Innodata Corp. (a)	3,774	14,266
Interactive Intelligence Group, Inc. (a)	2,097	70,333
Internap Network Services Corp. (a)	7,295	50,627
Internet Patents Corp.	1,714	6,033
IntraLinks Holdings, Inc. (a)	5,479	33,805
Inuvo, Inc. (a)	5,901	5,488
Ipass, Inc. (a)	8,351	15,282
j2 Global, Inc.	6,077	185,835
Keynote Systems, Inc.	2,182	30,744

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

25

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Software & Computer Services (continued)
The KEYW Holding Corp. (a)	3,519	$44,656
Limelight Networks, Inc. (a)	10,747	23,858
LivePerson, Inc. (a)	7,064	92,821
LogMeIn, Inc. (a)	3,167	70,972
LookSmart Ltd. (a)	9,057	8,061
Manhattan Associates, Inc. (a)	2,724	164,366
Mastech Holdings, Inc.	688	3,371
MedAssets, Inc. (a)(b)	6,965	116,803
Medidata Solutions, Inc. (a)	3,089	121,058
Mentor Graphics Corp. (a)	12,569	213,924
Merge Healthcare, Inc. (a)	8,433	20,830
Meru Networks, Inc. (a)	1,589	4,211
MicroStrategy, Inc., Class A (a)	1,165	108,788
Mitek Systems, Inc. (a)(b)	3,425	10,994
Monotype Imaging Holdings, Inc.	5,161	82,473
Motricity, Inc. (a)	6,006	2,462
Multiband Corp. (a)	3,161	5,216
NCI, Inc., Class A (a)	1,117	5,239
NetScout Systems, Inc. (a)	4,901	127,377
NetSuite, Inc. (a)(b)	3,758	252,913
NIC, Inc.	8,641	141,194
Nuance Communications, Inc. (a)(b)	32,822	732,587
Palo Alto Networks, Inc. (a)	4,378	234,311
Parametric Technology Corp. (a)	15,825	356,221
PC-Tel, Inc.	3,124	22,493
PDF Solutions, Inc. (a)	3,461	47,693
Pegasystems, Inc.	2,407	54,591
Perficient, Inc. (a)	5,138	60,526
Premiere Global Services, Inc. (a)	6,468	63,257
Progress Software Corp. (a)	8,491	178,226
PROS Holdings, Inc. (a)	2,799	51,194
QAD, Inc., Class A (a)	153	2,203
QAD, Inc., Class B	1,021	13,242
QLIK Technologies, Inc. (a)	9,922	215,506
Quality Systems, Inc.	5,279	91,643
Rackspace Hosting, Inc. (a)	14,579	1,082,782
RealPage, Inc. (a)	4,867	104,981
RigNet, Inc. (a)	1,771	36,182
Rosetta Stone, Inc. (a)	1,778	21,941
Rovi Corp. (a)	13,918	214,755
Saba Software, Inc. (a)	4,836	42,267
Sapient Corp. (a)	14,917	157,524
SciQuest, Inc. (a)	2,655	42,108
Selectica, Inc. (a)	570	3,597
ServiceNow, Inc. (a)	1,792	53,814
Smith Micro Software, Inc. (a)	4,441	6,706
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	8,176	428,831
Solera Holdings, Inc.	9,353	500,105
Sourcefire, Inc. (a)	4,086	192,941
Splunk, Inc. (a)	3,612	104,820
SS&C Technologies Holdings, Inc. (a)	5,468	126,420
Support.com, Inc. (a)	7,128	29,795
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Software & Computer Services (concluded)
Synchronoss Technologies, Inc. (a)	3,710	$78,244
Synopsys, Inc. (a)	19,802	630,496
Syntel, Inc.	2,224	119,184
Tangoe, Inc. (a)	4,539	53,878
TeleCommunication Systems, Inc., Class A (a)	7,111	17,564
TeleNav, Inc. (a)	3,039	24,251
TIBCO Software, Inc. (a)	20,581	452,988
Tyler Technologies, Inc. (a)	3,595	174,142
Ultimate Software Group, Inc. (a)	3,602	340,065
Unisys Corp. (a)	5,949	102,918
United Online, Inc.	13,600	76,024
Unwired Planet, Inc. (a)	10,970	13,164
Vantiv, Inc. Class A (a)	5,848	119,416
VASCO Data Security International, Inc. (a)	4,061	33,138
Verint Systems, Inc. (a)	3,234	94,950
VirnetX Holding Corp. (a)(b)	5,731	167,804
Virtusa Corp. (a)	2,832	46,530
VMware, Inc., Class A (a)	11,349	1,068,395
Vocus, Inc. (a)	2,833	49,238
Wave Systems Corp., Class A (a)(b)	15,303	10,972
Web.com Group, Inc. (a)	4,415	65,342
Websense, Inc. (a)	4,924	74,057
Workday, Inc., Class A (a)	3,252	177,234
Zix Corp. (a)	9,594	26,863
Zynga, Inc. Class A (a)	63,091	149,526
		25,011,153
_____________________________________________________________________________________________________________________________________________________________________________
Support Services — 4.4%
A.M. Castle & Co. (a)	2,303	34,015
ABM Industries, Inc.	6,470	129,077
Acacia Research Corp. (a)	6,707	172,035
ADA-ES, Inc. (a)	1,470	24,814
The Advisory Board Co. (a)	4,637	216,965
Alliance Financial Corp.	772	33,590
American Reprographics Co. (a)	5,284	13,527
AMN Healthcare Services, Inc. (a)	5,654	65,304
AMREP Corp. (a)	500	7,520
Applied Industrial Technologies, Inc.	5,487	230,509
Barnes Group, Inc.	6,188	138,982
Barrett Business Services, Inc.	1,011	38,509
Black Box Corp.	2,301	56,006
Booz Allen Hamilton Holding Corp.	5,054	70,352
The Brink's Co.	6,248	178,255
Broadridge Financial Solutions LLC	16,264	372,120
Cardtronics, Inc. (a)	6,001	142,464
Casella Waste Systems, Inc. (a)	3,880	16,994
Cass Information Systems, Inc.	1,332	56,215
CBIZ, Inc. (a)	6,831	40,371

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

26

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Support Services (continued)
CDI Corp.	1,825	$31,262
Cenveo, Inc. (a)	8,094	21,854
Clean Harbors, Inc. (a)	6,956	382,650
Coinstar, Inc. (a)	4,191	217,974
Comfort Systems USA, Inc.	5,075	61,712
Consolidated Graphics, Inc. (a)	1,159	40,472
Convergys Corp.	14,402	236,337
CoreLogic, Inc. (a)	12,932	348,129
The Corporate Executive Board Co.	4,482	212,716
Corrections Corp. of America	13,377	474,482
CoStar Group, Inc. (a)	3,576	319,587
CRA International, Inc. (a)	1,372	27,124
Crawford & Co., Class B	4,183	33,380
Cross Country Healthcare, Inc. (a)	4,298	20,630
Deluxe Corp.	6,732	217,040
Dice Holdings, Inc. (a)	7,007	64,324
DigitalGlobe, Inc. (a)	6,343	155,023
Document Security Systems, Inc. (a)(b)	3,047	6,612
The Dolan Co. (a)	3,985	15,502
DXP Enterprises, Inc. (a)	1,346	66,048
EnergySolutions, Inc. (a)	11,073	34,548
ENGlobal Corp. (a)	3,131	1,659
Ennis, Inc.	3,495	54,068
Euronet Worldwide, Inc. (a)	6,412	151,323
ExamWorks Group, Inc. (a)	3,521	49,259
ExlService Holdings, Inc. (a)	3,534	93,651
Exponent, Inc. (a)	1,863	104,011
FleetCor Technologies, Inc. (a)	5,570	298,831
Franklin Covey Co. (a)	2,575	33,218
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	5,624	185,592
Fuel Tech, Inc. (a)	2,618	10,996
Furmamite Corp. (a)	5,131	27,553
G&K Services, Inc., Class A	2,495	85,204
Genpact Ltd.	17,605	272,878
The Geo Group, Inc.	9,472	267,110
GeoEye, Inc. (a)	3,073	94,433
Global Cash Access, Inc. (a)	5,824	45,660
Global Payments, Inc.	10,549	477,870
Global Power Equipment Group, Inc.	2,352	40,337
GP Strategies Corp. (a)	2,666	55,053
Harris Interactive, Inc. (a)	7,323	8,788
Heartland Payment Systems, Inc.	5,189	153,076
Heidrick & Struggles International, Inc.	2,173	33,160
Heritage-Crystal Clean, Inc. (a)	1,181	17,727
Higher One Holdings, Inc. (a)	4,629	48,790
Hudson Global, Inc. (a)	4,534	20,312
Huron Consulting Group, Inc. (a)	3,096	104,304
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Support Services (continued)
ICF International, Inc. (a)	2,716	$63,663
Innerworkings, Inc. (a)	4,226	58,234
Insperity, Inc.	2,922	95,140
Jack Henry & Associates, Inc.	11,480	450,705
Kaman Corp., Class A	3,514	129,315
Kelly Services, Inc., Class A	3,486	54,870
Kforce, Inc. (a)	4,333	62,092
Korn/Ferry International (a)	6,293	99,807
Lawson Products, Inc.	376	3,722
Lender Processing Services, Inc.	11,321	278,723
Lincoln Educational Services Corp.	2,633	14,718
LinkedIn Corp., Class A (a)	9,055	1,039,695
Lionbridge Technologies, Inc. (a)	8,226	33,069
Management Network Group, Inc. (a)	780	1,802
Manpower, Inc.	10,240	434,586
MAXIMUS, Inc.	4,558	288,157
McGrath RentCorp	3,083	89,469
Metalico, Inc. (a)	6,076	11,909
Michael Baker Corp. (a)	1,284	32,010
Mistras Group, Inc. (a)	2,217	54,738
Mobile Mini, Inc. (a)	5,130	106,858
Moduslink Global Solutions, Inc. (a)	6,550	18,995
Monster Worldwide, Inc. (a)	15,737	88,442
MSC Industrial Direct Co., Class A	6,160	464,341
MWI Veterinary Supply, Inc. (a)	1,623	178,530
Navigant Consulting, Inc. (a)	7,098	79,214
NeuStar, Inc., Class A (a)	8,785	368,355
Odyssey Marine Exploration, Inc. (a)	10,499	31,182
Official Payments Holdings, Inc. (a)	3,057	17,241
On Assignment, Inc. (a)	5,844	118,516
Online Resources Corp. (a)	5,364	12,176
Park-Ohio Holdings Corp. (a)	1,366	29,109
Perma-Fix Environmental Services, Inc. (a)	8,189	5,578
PowerSecure International, Inc. (a)	2,629	20,532
PRGX Global, Inc. (a)	3,174	20,472
Quad/Graphics, Inc.	3,220	65,656
R.R. Donnelley & Sons Co.	23,928	215,352
Rentrak Corp. (a)	1,590	30,989
Resources Connection, Inc.	5,593	66,780
RPX Corp. (a)	3,193	28,865
Schnitzer Steel Industries, Inc., Class A	3,201	97,086
School Specialty, Inc. (a)	2,636	2,504
ServiceSource International, Inc. (a)	6,791	39,727
Sharps Compliance Corp. (a)	2,416	5,460
The Standard Register Co.	4,550	2,867
Startek, Inc. (a)	1,933	7,790
Swisher Hygiene, Inc. (a)	16,316	28,553
SYKES Enterprises, Inc. (a)	5,193	79,037
Team, Inc. (a)	2,604	99,056
TeleTech Holdings, Inc. (a)	3,076	54,753
Tetra Tech, Inc. (a)	8,370	221,387
Towers Watson & Co.	7,583	426,240

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

27

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Support Services (concluded)
TrueBlue, Inc. (a)	5,400	$85,050
Unifirst Corp.	2,007	147,153
United Rentals, Inc. (a)	12,420	565,358
United Stationers, Inc.	5,220	161,768
Universal Technical Institute, Inc.	2,991	30,030
URS Corp.	10,219	401,198
US Ecology, Inc.	2,379	56,002
Verisk Analytics, Inc. (a)	19,321	985,371
Viad Corp.	2,658	72,191
Waste Connections, Inc.	16,256	549,290
WEX, Inc. (a)	5,153	388,382
		17,529,753
_____________________________________________________________________________________________________________________________________________________________________________
Technology Hardware & Equipment — 4.7%
3D Systems Corp. (a)(b)	6,449	344,054
Acme Packet, Inc. (a)	7,868	174,040
Adtran, Inc.	8,435	164,820
Advanced Energy Industries, Inc. (a)	4,848	66,951
Agilysys, Inc. (a)	2,279	19,075
Alliance Fiber Optic Products, Inc.	1,596	19,184
Amkor Technology, Inc. (a)	10,693	45,445
Amtech Systems, Inc. (a)	1,370	4,411
Anadigics, Inc. (a)	9,258	23,330
Applied Micro Circuits Corp. (a)	8,777	73,727
Arris Group, Inc. (a)	15,202	227,118
Aruba Networks, Inc. (a)	14,305	296,829
Atmel Corp. (a)	58,610	383,896
ATMI, Inc. (a)	4,218	88,072
Aviat Networks, Inc. (a)	9,111	29,975
Aware, Inc.	2,073	11,360
Axcelis Technologies, Inc. (a)	14,315	19,898
AXT, Inc. (a)	4,373	12,288
Brocade Communications Systems, Inc. (a)	61,650	328,595
Brooks Automation, Inc.	8,594	69,182
Cabot Microelectronics Corp.	3,107	110,330
CalAmp Corp. (a)	4,047	33,671
Cavium, Inc. (a)	6,702	209,169
Ceva, Inc. (a)	3,226	50,810
Ciena Corp. (a)	13,513	212,154
Cirrus Logic, Inc. (a)	8,643	250,388
Clearfield, Inc. (a)	1,976	8,872
Cohu, Inc.	3,077	33,355
Comtech Telecommunications Corp.	2,469	62,663
Concurrent Computer Corp.	1,957	11,135
Cray, Inc. (a)	4,898	78,123
Cree, Inc. (a)	15,437	524,549
CVD Equipment Corp. (a)	784	7,526
Cymer, Inc. (a)	4,102	370,944
Cypress Semiconductor Corp. (a)	18,098	196,182
Dataram Corp. (a)	6,622	2,185
Dialogic, Inc. (a)	1,891	2,647
Diebold, Inc.	8,356	255,777
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Technology Hardware & Equipment (continued)
Digi International, Inc. (a)	3,651	$34,575
Diodes, Inc. (a)	4,651	80,695
Dot Hill Systems Corp. (a)	9,114	8,544
DSP Group, Inc. (a)	3,429	19,751
Dycom Industries, Inc. (a)	4,476	88,625
EchoStar Corp. Class A (a)	5,272	180,408
Electronics for Imaging, Inc. (a)	6,310	119,827
Emcore Corp. (a)	3,060	13,158
Emulex Corp. (a)	11,987	87,505
Entegris, Inc. (a)	18,355	168,499
Entropic Communications, Inc. (a)	12,118	64,104
Exar Corp. (a)	6,350	56,515
Extreme Networks, Inc. (a)	13,416	48,834
Fairchild Semiconductor International, Inc. (a)	16,783	241,675
Finisar Corp. (a)	12,341	201,158
Formfactor, Inc. (a)	7,012	31,975
Fusion-io, Inc. (a)	9,028	207,012
Globecomm Systems, Inc. (a)	3,454	39,030
GSI Technology, Inc. (a)	2,896	18,158
Harmonic, Inc. (a)	16,134	81,799
Hittite Microwave Corp. (a)	3,589	222,877
Hutchinson Technology, Inc. (a)	5,295	10,590
ID Systems, Inc. (a)	2,125	12,368
Identive Group, Inc. (a)	7,272	10,908
iGO, Inc. (a)	8,187	2,141
Ikanos Communications, Inc. (a)	11,101	17,984
Imation Corp. (a)	4,049	18,909
Infinera Corp. (a)	15,414	89,555
Infosonics Corp. (a)	3,600	2,196
Ingram Micro, Inc., Class A (a)	19,848	335,828
Inphi Corp. (a)	2,672	25,598
Insight Enterprises, Inc. (a)	5,875	102,049
Integrated Device Technology, Inc. (a)	18,989	138,620
Integrated Silicon Solutions, Inc. (a)	3,740	33,660
InterDigital, Inc.	5,495	225,845
Intermec, Inc. (a)	7,569	74,630
International Rectifier Corp. (a)	9,158	162,371
Intersil Corp., Class A	16,760	138,940
Ixia (a)	7,236	122,867
IXYS Corp. (a)	3,474	31,752
Kopin Corp. (a)	8,621	28,708
Kulicke & Soffa Industries, Inc. (a)	10,010	120,020
KVH Industries, Inc. (a)	2,117	29,596
Lantronix, Inc. (a)	3,162	6,229
Lattice Semiconductor Corp. (a)	15,956	63,665
Lexmark International, Inc., Class A	8,660	200,825
Loral Space & Communications Ltd.	1,664	90,954
LRAD Corp. (a)	6,254	6,879
LTX-Credence Corp. (a)	7,225	47,396
Marvell Technology Group Ltd.	60,811	441,488

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

28

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Technology Hardware & Equipment (continued)
Mattson Technology, Inc. (a)	8,585	$7,211
Maxim Integrated Products, Inc.	38,676	1,137,074
MaxLinear, Inc., Class A (a)	3,820	19,176
MEMC Electronic Materials, Inc. (a)	30,647	98,377
Mercury Computer Systems, Inc. (a)	4,194	38,585
Micrel, Inc.	6,410	60,895
Micros Systems, Inc. (a)	10,721	454,999
Microsemi Corp. (a)	11,826	248,819
Mindspeed Technologies, Inc. (a)	5,834	27,303
MIPS Technologies, Inc. (a)	7,524	58,838
MKS Instruments, Inc.	7,028	181,182
Monolithic Power Systems, Inc. (a)	4,254	94,779
MoSys, Inc. (a)	5,257	18,294
Nanometrics, Inc. (a)	3,115	44,918
NCR Corp. (a)	21,245	541,323
NeoPhotonics Corp. (a)	3,091	17,742
NETGEAR, Inc. (a)	5,124	201,988
NetList, Inc. (a)	4,429	3,278
Neutral Tandem, Inc. (a)	4,250	10,923
Novatel Wireless, Inc. (a)	4,683	6,275
Oclaro, Inc. (a)	12,672	19,895
OCZ Technology Group, Inc. (a)(b)	9,856	18,825
Omnivision Technologies, Inc. (a)	7,069	99,532
ON Semiconductor Corp. (a)	60,740	428,217
Oplink Communications, Inc. (a)	2,673	41,645
Optical Cable Corp.	1,750	6,580
Overland Storage, Inc. (a)	4,647	4,879
PAR Technology Corp. (a)	1,934	9,477
ParkerVision, Inc. (a)	11,726	23,804
PC Connection, Inc.	2,231	25,657
Pendrell Corp. (a)	23,867	30,311
Performance Technologies, Inc. (a)	1,109	904
Pericom Semiconductor Corp. (a)	3,101	24,901
Photronics, Inc. (a)	8,049	47,972
Pixelworks, Inc. (a)	2,449	5,486
Plantronics, Inc.	5,659	208,647
PLX Technology, Inc. (a)	6,522	23,675
PMC-Sierra, Inc. (a)	27,262	142,035
Polycom, Inc. (a)	23,469	245,486
Power Integrations, Inc.	3,750	126,038
Preformed Line Products Co.	358	21,272
Procera Networks, Inc. (a)	2,747	50,957
QLogic Corp. (a)	12,630	122,890
Quantum Corp. (a)	33,438	41,463
QuickLogic Corp. (a)	6,516	14,140
Radisys Corp. (a)	3,847	11,464
Rambus, Inc. (a)	14,765	72,053
RF Micro Devices, Inc. (a)	36,887	165,254
Rimage Corp.	1,695	11,323
Riverbed Technology, Inc. (a)	21,243	418,912
Rudolph Technologies, Inc. (a)	4,770	64,157
ScanSource, Inc. (a)	3,747	119,042
SeaChange International, Inc. (a)	3,677	35,557
Semtech Corp. (a)	8,716	252,328
Shoretel, Inc. (a)	7,526	31,910
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Technology Hardware & Equipment (concluded)
Sigma Designs, Inc. (a)	4,522	$23,288
Silicon Graphics International Corp. (a)	4,376	44,767
Silicon Image, Inc. (a)	11,129	55,200
Silicon Laboratories, Inc. (a)	5,083	212,520
Skyworks Solutions, Inc. (a)	25,433	516,290
Sonic Foundry, Inc. (a)	974	5,659
Sonus Networks, Inc. (a)	37,776	64,219
Spansion, Inc., Class A (a)	6,447	89,678
STEC, Inc. (a)	5,067	24,980
Super Micro Computer, Inc. (a)	3,733	38,077
Superconductor Technologies, Inc. (a)	7,509	2,230
Supertex, Inc. (a)	1,497	26,272
Sycamore Networks, Inc. (a)	2,814	6,303
Symmetricom, Inc. (a)	6,100	35,197
Synaptics, Inc. (a)	4,511	135,195
SYNNEX Corp. (a)	3,492	120,055
Systemax, Inc. (a)	1,213	11,706
Tech Data Corp. (a)	5,010	228,105
Tellabs, Inc.	44,883	102,333
Telular Corp.	2,742	25,967
Tessera Technologies, Inc.	6,860	112,641
TNS, Inc. (a)	3,358	69,611
Transact Technologies, Inc.	1,530	11,047
Transwitch Corp. (a)	5,338	3,256
TriQuint Semiconductor, Inc. (a)	21,976	106,364
Ultra Clean Holdings, Inc. (a)	3,597	17,661
Ultratech, Inc. (a)	3,605	134,467
USA Technologies, Inc. (a)	6,360	11,066
VeriFone Systems, Inc. (a)	14,397	427,303
Viasat, Inc. (a)	5,348	208,037
Vitesse Semiconductor Corp. (a)	4,377	9,761
Volterra Semiconductor Corp. (a)	3,449	59,219
VOXX International Corp. (a)	2,602	17,512
Westell Technologies, Inc., Class A (a)	9,091	16,818
Zhone Technologies, Inc. (a)	5,499	2,601
		18,644,097
_____________________________________________________________________________________________________________________________________________________________________________
Tobacco — 0.1%
Alliance One International, Inc. (a)	11,097	40,393
Schweitzer-Mauduit International, Inc.	4,106	160,257
Star Scientific, Inc. (a)(b)	17,883	47,927
Universal Corp.	3,008	150,129
Vector Group Ltd.	7,528	111,941
		510,647
_____________________________________________________________________________________________________________________________________________________________________________
Travel & Leisure — 4.3%
AFC Enterprises, Inc. (a)	3,469	90,645
Alaska Air Group, Inc. (a)	9,269	399,401
Allegiant Travel Co. (a)	2,033	149,243
Ambassadors Group, Inc.	2,730	11,630
Ameristar Casinos, Inc.	4,564	119,759
Avis Budget Group, Inc. (a)(b)	14,269	282,812

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012
29

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Travel & Leisure (continued)
Bally Technologies, Inc. (a)	5,538	$247,604
Biglari Holdings, Inc. (a)	172	67,083
BJ's Restaurants, Inc. (a)	3,328	109,491
Bluegreen Corp. (a)	2,333	21,884
Bob Evans Farms, Inc.	3,720	149,544
Boyd Gaming Corp. (a)	7,553	50,152
Bravo Brio Restaurant Group, Inc. (a)	2,667	35,818
Brinker International, Inc.	9,869	305,840
Buffalo Wild Wings, Inc. (a)	2,504	182,341
Burger King Worldwide, Inc.	8,681	142,716
Caribou Coffee Co., Inc. (a)	2,925	47,356
Carmike Cinemas, Inc. (a)	2,607	39,105
Carrols Restaurant Group, Inc. (a)	3,017	18,042
CEC Entertainment, Inc.	2,341	77,698
Century Casinos, Inc. (a)	3,711	10,539
The Cheesecake Factory, Inc.	6,688	218,831
Choice Hotels International, Inc.	3,801	127,790
Churchill Downs, Inc.	1,615	107,317
Cinemark Holdings, Inc.	13,419	348,626
Cosi, Inc. (a)	13,258	10,315
Cracker Barrel Old Country Store, Inc.	3,088	198,435
Delta Air Lines, Inc. (a)	112,675	1,337,452
Denny's Corp. (a)	13,533	66,041
DineEquity, Inc. (a)	2,119	141,973
Domino's Pizza, Inc.	7,703	335,466
Dover Downs Gaming & Entertainment, Inc.	3,295	7,249
Dover Motorsports, Inc.	4,712	7,963
Dunkin' Brands Group, Inc.	9,894	328,283
Einstein Noah Restaurant Group, Inc.	1,014	12,381
Empire Resorts, Inc. (a)	2,676	6,235
Entertainment Gaming Asia, Inc. (a)	3,165	6,077
Famous Dave's of America, Inc. (a)	1,344	12,351
Fiesta Restaurant Group, Inc. (a)	2,239	34,301
Full House Resorts, Inc. (a)	3,528	12,172
Gaming Partners International Corp.	1,400	9,730
Hawaiian Holdings, Inc. (a)	6,791	44,617
Hertz Global Holdings, Inc. (a)	39,735	646,488
HomeAway, Inc. (a)	4,604	101,288
Hyatt Hotels Corp. (a)(b)	7,439	286,922
International Speedway Corp., Class A	3,087	85,263
Interval Leisure Group, Inc.	5,201	100,847
Isle of Capri Casinos, Inc. (a)	3,200	17,920
Jack in the Box, Inc. (a)	5,950	170,170
JetBlue Airways Corp. (a)(b)	29,840	170,386
Krispy Kreme Doughnuts, Inc. (a)	9,131	85,649
Las Vegas Sands Corp.	46,945	2,166,981
Life Time Fitness, Inc. (a)	5,300	260,813
Luby's, Inc. (a)	2,919	19,528
	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Travel & Leisure (continued)
Madison Square Garden, Inc. (a)	8,042	$356,663
Marcus Corp.	2,990	37,285
Marriott Vacations Worldwide Corp. (a)	3,894	162,263
MGM Resorts International (a)	49,556	576,832
Monarch Casino & Resort, Inc. (a)	1,669	18,209
Morgans Hotel Group Co. (a)	5,122	28,376
MTR Gaming Group, Inc. (a)	3,170	13,219
Multimedia Games Holding Co., Inc. (a)	3,843	56,531
Orbitz Worldwide, Inc. (a)	4,217	11,470
Orient Express Hotels Ltd., Class A (a)	12,044	140,794
Panera Bread Co., Class A (a)	3,777	599,901
Papa John's International, Inc. (a)	2,438	133,944
Penn National Gaming, Inc. (a)	8,877	435,949
Pinnacle Entertainment, Inc. (a)	8,683	137,452
Premier Exhibitions, Inc. (a)	7,225	19,580
Reading International, Inc., Class A (a)	3,026	18,186
Red Lion Hotels Corp. (a)	3,364	26,542
Red Robin Gourmet Burgers, Inc. (a)	1,859	65,604
Regal Entertainment Group, Series A	10,549	147,159
Republic Airways Holdings, Inc. (a)	5,460	31,013
Rick's Cabaret International, Inc. (a)	1,483	11,938
Royal Caribbean Cruises Ltd.	18,926	643,484
Ruby Tuesday, Inc. (a)	8,054	63,304
Ruth's Hospitality Group, Inc. (a)	5,041	36,648
Ryman Hospitality Properties	7,140	274,604
Scientific Games Corp., Class A (a)	7,662	66,430
SHFL Entertainment, Inc. (a)	7,481	108,475
Six Flags Entertainment Corp.	7,100	434,520
SkyWest, Inc.	6,683	83,270
Sonic Corp. (a)	7,630	79,428
Speedway Motorsports, Inc.	1,392	24,833
Spirit Airlines, Inc. (a)	6,188	109,651
Steiner Leisure Ltd. (a)	1,878	90,501
Texas Roadhouse, Inc., Class A	7,869	132,199
Town Sports International Holdings, Inc. (a)	3,112	33,143
Travelzoo, Inc. (a)	1,341	25,466
United Continental Holdings, Inc. (a)	44,156	1,032,367
US Airways Group, Inc. (a)	21,839	294,826
Vail Resorts, Inc.	4,787	258,929
The Wendy's Co.	37,304	175,329
WMS Industries, Inc. (a)(b)	7,215	126,262
World Wrestling Entertainment, Inc.	3,952	31,181

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012
30

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
_____________________________________________________________________________________________________________________________________________________________________________
Travel & Leisure (concluded)
Zipcar, Inc. (a)	3,553	$29,277
		17,227,600
_____________________________________________________________________________________________________________________________________________________________________________
Total Common Stocks – 97.0%		386,405,910

	Beneficial Interest (000)
Other Interests (e)
_____________________________________________________________________________________________________________________________________________________________________________
Fixed Line Telecommunications — 0.0%
Primus Telecommunications Group, Inc. (a)	$29	1
_____________________________________________________________________________________________________________________________________________________________________________
Leisure Goods — 0.0%
H3 Enterprises, Inc. (a)	3	—
_____________________________________________________________________________________________________________________________________________________________________________
Pharmaceuticals & Biotechnology — 0.0%
Merck Contingent Value (a)	3	—
_____________________________________________________________________________________________________________________________________________________________________________
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—
_____________________________________________________________________________________________________________________________________________________________________________
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc. (a)	4	—
_____________________________________________________________________________________________________________________________________________________________________________
Travel & Leisure — 0.0%
FRD Acquisition Co. (a)	13	—
_____________________________________________________________________________________________________________________________________________________________________________
Total Other Interests – 0.0%		1
_____________________________________________________________________________________________________________________________________________________________________________

	Shares	Value
Warrants (f)
_____________________________________________________________________________________________________________________________________________________________________________
Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A (Issued 12/27/07, 1 Share for 1 Warrant, Expires 12/27/14, Strike Price $45.82)	249	$6
_____________________________________________________________________________________________________________________________________________________________________________
Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp. (Issued 08/31/12, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price $10.50)	1,481	—
_____________________________________________________________________________________________________________________________________________________________________________
Total Warrants – 0.0%		6
_____________________________________________________________________________________________________________________________________________________________________________
Total Long-Term Investments (Cost – $276,391,180) – 97.0%		386,405,917

Short-Term Securities
_____________________________________________________________________________________________________________________________________________________________________________
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.11% (d)(g)	11,170,008	11,170,008
_____________________________________________________________________________________________________________________________________________________________________________
	Beneficial Interest (000)
_____________________________________________________________________________________________________________________________________________________________________________
BlackRock Liquidity Series, LLC Money Market Series, 0.29% (d)(g)(h)	$ 14,274	14,273,670
_____________________________________________________________________________________________________________________________________________________________________________
Total Short-Term Securities (Cost – $25,443,678) – 6.4%		25,443,678
_____________________________________________________________________________________________________________________________________________________________________________
Total Investments (Cost - $301,834,858*) – 103.4%		411,849,595
Liabilities in Excess of Other Assets – (3.4)%		(13,545,038)
Net Assets – 100.0%		$398,304,557

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

31

Schedule of Investments (continued)	Master Extended Market Index Series

Notes to Schedule of Investments

* As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$304,904,895

Gross unrealized appreciation	$132,640,821
Gross unrealized depreciation	(25,696,121)

Net unrealized appreciation	$106,944,700

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)	Investments in issuers considered to be an affiliate of the Series during the year ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2012	Value at December 31, 2012	Income	Realized Loss

BlackRock Liquidity Funds, TempCash, Institutional Class	7,443,931	3,726,077[1]	—	11,170,008	$11,170,008	$12,871	—
BlackRock Liquidity Series, LLC Money Market Series	$21,009,135	—	$(6,735,465)[2]	$14,273,670	$14,273,670	$348,549	—
PennyMac Mortgage Investment Trust	4,147	1,496	(165)	5,478	$138,539	$9,784	$(186)

[1]	Represents net shares purchased.
[2]	Represents net beneficial interest sold.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(g)	Represents the current yield as of report date.
(h)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

59	Russell 2000 E-Mini	ICE Futures US Indices	March 2013	$4,994,940	$110,394
67	S&P Mid 400 E-Mini	Chicago Mercantile	March 2013	$6,821,270	54,433

Total					$164,827

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

32

Schedule of Investments (continued)	Master Extended Market Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

33

Schedule of Investments (continued)	Master Extended Market Index Series

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,712,938	—	—	$5,712,938
Alternative Energy	235,934	—	—	235,934
Automobiles & Parts	8,289,937	—	—	8,289,937
Banks	19,343,480	—	—	19,343,480
Beverages	271,283	—	—	271,283
Chemicals	9,817,862	—	—	9,817,862
Construction & Materials	10,675,427	—	—	10,675,427
Electricity	7,049,935	—	—	7,049,935
Electronic & Electrical Equipment	12,415,278	—	—	12,415,278
Financial Services	11,516,737	—	—	11,516,737
Fixed Line Telecommunications	1,621,362	—	—	1,621,362
Food & Drug Retailers	2,814,743	—	—	2,814,743
Food Producers	6,086,376	—	$226	6,086,602
Food Products	1,941,954	—	—	1,941,954
Forestry & Paper	1,361,633	—	—	1,361,633
Gas, Water & Multi-Utilities	6,042,823	—	—	6,042,823
General Industrials	4,894,045	—	—	4,894,045
General Retailers	18,552,617	—	—	18,552,617
Health Care Equipment & Services	19,293,769	—	—	19,293,769
Household Goods & Home Construction	8,661,728	—	—	8,661,728
Industrial Engineering	12,863,102	—	—	12,863,102
Industrial Metals & Mining	2,844,525	—	0	2,844,525
Industrial Transportation	6,650,138	—	—	6,650,138
Leisure Goods	3,131,152	—	—	3,131,152
Life Insurance	1,660,838	—	—	1,660,838
Media	14,370,030	—	—	14,370,030
Mining	3,245,906	$300,120	—	3,546,026
Mobile Telecommunications	1,995,188	—	—	1,995,188
Nonlife Insurance	13,829,910	—	—	13,829,910
Oil & Gas Producers	14,813,091	—	—	14,813,091
Oil Equipment, Services & Distribution	9,991,633	—	—	9,991,633
Personal Goods	6,585,727	—	—	6,585,727
Pharmaceuticals & Biotechnology	17,686,804	—	0	17,686,804
Real Estate Investment & Services	2,368,508	—	—	2,368,508
Real Estate Investment Trusts (REITs)	38,541,747	—	4,154	38,545,901
Software & Computer Services	25,011,153	—	—	25,011,153
Support Services	17,529,753	—	—	17,529,753
Technology Hardware & Equipment	18,644,097	—	—	18,644,097
Tobacco	510,647	—	—	510,647
Travel & Leisure	17,227,600	—	—	17,227,600
Other Interests:
Fixed Line Telecommunications	—	—	1	1
Warrants:
Automobiles & Parts	6	—	—	6
Short-Term Securities	11,170,008	14,273,670	—	25,443,678
Total	$397,271,424	$14,573,790	$4,381	$411,849,595

34

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$164,827	—	—	$164,827

1 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$183,525	—	—	$183,525
Liabilities:
Collateral on securities loaned at value	—	$(14,273,670)	—	(14,273,670)
Total	$183,525	$(14,273,670)	—	$(14,090,145)

There were no transfers between levels during the year ended December 31, 2012.

Certain of the Series’ investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

35

Statement of Assets and Liabilities	Master Extended Market Index Series

December 31, 2012
Assets
Investments at value – unaffiliated (including securities loaned of $14,063,677) (cost — $276,281,048)	$386,267,378
Investments at value – affiliated (cost — $25,553,810)	25,582,217
Cash	183,525
Dividends receivable	432,184
Variation margin receivable	292,967
Contributions receivable from investors	134,577
Securities lending income receivable — affiliated	33,066
Investments sold receivable	29,031
Investment advisor receivable	4,593
Prepaid expenses	1,532
Total assets	412,961,070

Liabilities
Collateral on securities loaned at value	14,273,670
Investments purchased payable	250,710
Other affiliates payable	1,707
Directors' fees payable	1,324
Other accrued expenses payable	129,102
Total liabilities	14,656,513
Net Assets	$398,304,557

Net Assets Consist of
Investors' capital	$288,124,993
Net unrealized appreciation/depreciation	110,179,564
Net Assets	$398,304,557

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

36

Statement of Operations	Master Extended Market Index Series

Year Ended December 31, 2012
Investment Income
Dividends - unaffiliated	$7,383,913
Foreign taxes withheld	(15,893)
Securities lending – affiliated - net	348,549
Dividends - affiliated	22,655
Total income	7,739,224

Expenses
Investment advisory	40,358
Accounting services	129,929
Professional	103,557
Custodian	61,520
Printing	31,255
Directors	14,568
Miscellaneous	9,875
Total expenses	391,062
Less fees waived and/or reimbursed by Manager	(23,637)
Total expenses after fees waived and/or reimbursed	367,425
Net investment income	7,371,799

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	(653,634)
Investments - affiliated	(186)
Financial futures contracts	925,444
271,624
Net change in unrealized appreciation/depreciation on:
Investments	66,742,916
Financial futures contracts	174,201
66,917,117
Total realized and unrealized gain	67,188,741
Net Increase in Net Assets Resulting from Operations	$74,560,540

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

37

Statements of Changes in Net Assets	Master Extended Market Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2012	2011
Operations
Net investment income	$7,371,799	$5,934,729
Net realized gain	271,624	9,810,188
Net change in unrealized appreciation/depreciation	66,917,117	(33,959,812)
Net increase (decrease) in net assets resulting from operations	74,560,540	(18,214,895)

Capital Transactions
Proceeds from contributions	68,284,242	136,757,866
Value of withdrawals	(184,292,124)	(116,216,791)
Net increase (decrease) in net assets derived from capital transactions	(116,007,882)	20,541,075

Net Assets
Total increase (decrease) in net assets	(41,447,342)	2,326,180
Beginning of year	439,751,899	437,425,719
End of year	$398,304,557	$439,751,899

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

38

Financial Highlights	Master Extended Market Index Series

	Year Ended December 31,
	2012	2011	2010	2009	2008
Total Investment Return
Total investment return	18.04%	(3.55)%	28.65%	37.08%	(39.13)%

Ratios to Average Net Assets
Total expenses	0.10%	0.08%	0.08%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.09%	0.08%	0.08%	0.10%	0.11%
Net investment income	1.83%	1.29%	1.30%	1.26%	1.47%

Supplemental Data
Net assets, end of year (000)	$398,305	$439,752	$437,426	$286,216	$199,403
Portfolio turnover	12%	12%	15%	20%	33%

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

39

Notes to Financial Statements	Master Extended Market Index Series

1. Organization and Significant Accounting Policies:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor in the Money Market Series to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Series engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

40

Notes to Financial Statements (continued)	Master Extended Market Index Series

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk the Series benefits from a borrower default indemnity provided by BlackRock, Inc. BlackRock’s indemnity allows for full replacement of securities lent. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2012, any securities on loan were collateralized by cash.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

41

Notes to Financial Statements (continued)	Master Extended Market Index Series

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of December 31, 2012
	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation[1]	$164,827

1 Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations
Year Ended December 31, 2012
Net Realized Gain From
Equity contracts:
Financial futures contracts	$925,444

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$174,201

For the year ended December 31, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	104
Average notional value of contracts purchased	$9,400,755

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. ("BlackRock").

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is included in fees waived by Manager in the Statement of Operations. For the year ended December 31, 2012, the amount waived was $6,612.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2012, the Series reimbursed the Manager $4,997 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business, in order to limit expenses to 0.12% of the Series’ average daily net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to April 30, 2013 unless approved by the Board, including a majority of the Independent Trustees.

These amounts waived or reimbursed are included in fees waived by Manager in the Statement of Operations. For the year ended December 31, 2012, the amount included in fees waived by Manager was $17,025.

The Master LLC, on behalf of the Series received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Series benefits from a borrower default indemnity provided by BlackRock, Inc. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Series is shown as securities lending — affiliated – net in the Statement of Operations. For the year ended December 31, 2012, BIM received $197,081 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2012, were $48,206,783 and $158,989,643, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement had the

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

42

Notes to Financial Statements (concluded)	Master Extended Market Index Series

following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate (“LIBOR”) plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The credit agreement, which expired in November 2012, was renewed with the same terms until November 2013. Effective November 2012 to November 2013, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2012. The Series did not borrow under the credit agreement during the year ended December 31, 2012.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2012, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2012
43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors of Master Extended Market Index Series and Board of Directors of

Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the series constituting Quantitative Master Series LLC, (the “Series”) as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series, of the Quantitative Master Series LLC, as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 15, 2013

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

44

Officers and Directors
Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 106 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 106 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 106 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	December 31, 2012
45

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 106 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) since 2011, President thereof from 1997 to 2011 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.	33 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

QUANTITATIVE MASTER SERIES LLC	December 31, 2012

46

Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 106 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 106 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	December 31, 2012
47

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 106 Portfolios	None
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and	33 RICs consisting of 106 Portfolios	None

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Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 106 Portfolios	None

[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.
[2]	Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Directors as joining the Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

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Interested Directors [3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011	Senior Managing Director, BlackRock, and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock's Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	155 RICs consisting of 278 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Consultant, BlackRock, from 2007 to 2008; Managing Director, BlackRock, from 1989 to 2007;	155 RICs consisting of 278 Portfolios	None

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Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

3 Mr. Audet is an "interested person”, as defined in the 1940 Act, of the Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an "interested person" of the Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

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Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock's U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

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Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012

Director of BlackRock since 2010; Assistant Secretary to the funds from 2010 to 2012; General Counsel and Chief

Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs

Asset Management from 2005 to 2009.

[1] Officers of the Master LLC serve at the pleasure of the Board.

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Additional Information

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Custodian

JPMorgan Chase Bank

Brooklyn, NY 11245

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Address of the Series

100 Bellevue Parkway

Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

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Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.
Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$38,500	$38,100	$0	$0	$13,000	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,970,000	$3,030,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

2

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$13,000	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,970,000 and $3,030,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable
3

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 19, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 19, 2013

5